Portfolio of Investments August 31, 2026
Arizona
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.7%
X 175,683,158
MUNICIPAL BONDS - 97.7%
X –
EDUCATION AND CIVIC ORGANIZATIONS - 19.1%
$ 1,500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2023A
5 .500% 07/01/48 $ 1,602,229
1,000,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Green Series 2024A
5 .000 07/01/54 1,010,658
1,620,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Refunding Series 2017B
5 .000 07/01/42 1,632,941
225,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2021C
4 .000 07/01/44 212,448
500,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2025A
5 .000 07/01/44 523,277
1,235,000 Arizona Board of Regents, Arizona State University System
Revenue Bonds, Series 2026B
5 .000 07/01/46 1,289,923
1,000,000 Arizona Board of Regents, University of Arizona, System Revenue
Bonds, Series 2026B
5 .000 06/01/45 1,051,099
215,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017A
5 .125 07/01/37 215,006
220,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017C
5 .000 07/01/47 218,204
25,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017D
5 .000 07/01/37 25,001
300,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/37 301,588
725,000 Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017F
5 .000 07/01/52 694,682
150,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2017G
5 .000 07/01/47 139,688
230,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Montessori Academy Projects, Refunding
Series 2017A
6 .000 11/01/37 217,763
565,000 (a) Arizona Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Somerset Academy of Las Vegas ?
Aliante and Skye Canyon Campus Projects, Series 2021A
4 .000 12/15/51 421,201
775,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds,  Arizona Agribusiness and Equine Center, Inc.
Project, Series 2017A
5 .000 03/01/48 773,174
1,025,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017A
5 .000 07/01/51 976,090
25,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2017B
4 .250 07/01/27 25,059
135,000 Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Academies of Math & Science Projects, Series
2018A
5 .000 07/01/38 135,765
500,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Pinecrest Academy of Nevada Horizon,
Inspirada and St. Rose Campus Projects, Series 2018A
5 .750 07/15/38 500,227
55,000 (a) Arizona Industrial Development Authority, Arizona, Education
Revenue Bonds, Social Bonds Pensar Academy Project, Series
2020
4 .000 07/01/30 53,352
2,950,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, University of Indianapolis - Health Pavilion
Project, Series 2019A
5 .000 10/01/45 2,773,428
1,625,000 Glendale Industrial Development Authority, Arizona, Revenue
Bonds, Midwestern University, Series 2025
5 .000 05/15/44 1,687,411
1,160,000 Industrial Development Authority, Pima County, Arizona,
Education Revenue Bonds, Center for Academic Success Project,
Refunding Series 2019
5 .000 07/01/37 1,162,990
1,120,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Series 2020A
5 .000 07/01/40 1,089,806

Portfolio of Investments August 31, 2026
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 735,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Arizona Autism Charter Schools
Project, Social Series 2021A
4 .000% 07/01/41 $ 625,779
145,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017A
5 .000 07/01/37 145,709
210,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Great Hearts Academies Projects,
Series 2017C
5 .000 07/01/48 204,594
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Highland Prep Project, Series 2019
5 .000 01/01/37 1,031,020
750,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2019A
5 .000 07/01/39 758,080
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2020
5 .250 07/01/45 1,006,182
570,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Legacy Traditional Schools Projects,
Series 2021A
4 .000 07/01/41 488,768
380,000 (a) Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Paradise Schools Projects, Series
2016
5 .000 07/01/47 349,481
825,000 Maricopa County Industrial Development Authority, Arizona,
Education Revenue Bonds, Reid Traditional School Projects,
Series 2016
5 .000 07/01/36 810,898
2,500,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
5 .000 07/01/47 2,507,382
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Educational Facilities Revenue Bonds, Creighton University
Projects, Series 2020
4 .000 07/01/50 848,464
1,000,000 McAllister Academic Village LLC, Arizona, Revenue Bonds,
Arizona State University Hassayampa Academic Village Project,
Refunding Series 2016
5 .000 07/01/38 1,000,785
850,000 Northern Arizona University, Revenue Bonds, SPEED - Stimulus
Plan Economic Educational Development, Series 2026B - BAM
Insured
5 .000 08/01/51 866,908
25,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2016A
5 .000 07/01/46 23,576
400,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Great Hearts Academies Project, Series
2016A
5 .000 07/01/41 399,191
200,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2015
5 .000 07/01/35 200,030
350,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Legacy Traditional Schools Projects,
Series 2016A
5 .000 07/01/41 331,404
990,000 (a) Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Northwest Christian School Project,
Series 2020A
5 .000 09/01/45 866,388
690,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Villa Montessori, Inc. Projects, Series
2015
5 .000 07/01/35 690,163
800,000 Phoenix Industrial Development Authority, Arizona, Education
Facility Revenue Bonds, Vista College Preparatory Project, Series
2018A
5 .000 07/01/43 799,577
1,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Eastern Kentucky University Project, Series 2016
5 .000 10/01/36 1,000,488
100,000 (b) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, Edkey Charter Schools
Project, Series 2016
5 .250 07/01/36 80,000

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 25,000 (a) Pima County Industrial Development Authority, Arizona,
Education Facility Revenue Bonds, San Tan Montessori School
Project, Series 2017
6 .125% 02/01/28 $ 25,326
145,000 Pinal County Community College District, Arizona, Revenue
Bonds, Central Arizona College, Series 2017 - BAM Insured
5 .000 07/01/34 145,191
420,000 (a) Yavapai County Industrial Development Authority,  Arizona,
Education Revenue Bonds, Arizona Agribusiness and Equine
Center Inc Project, Refunding Series 2015A
5 .000 09/01/34 420,036
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 34,358,430
HEALTH CARE - 11.3%
405,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/39 390,620
110,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/40 103,165
225,000 Arizona Industrial Development Authority, Arizona, Lease
Revenue Bonds, Children's National Prince County Regional
Medical Center, Series 2020A
4 .000 09/01/46 197,371
1,100,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
3 .000 02/01/39 953,280
1,560,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4 .000 02/01/39 1,484,086
1,000,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2021A
4 .000 02/01/40 934,186
1,000,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Honor Health, Series 2024D
5 .000 12/01/44 1,033,122
600,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
5 .000 09/01/36 614,643
870,000 Maricopa County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, HonorHealth, Series 2019A
4 .125 09/01/42 812,610
1,665,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2019A
4 .000 01/01/44 1,537,351
650,000 (c) Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Series 2026D
5 .000 01/01/38 708,884
2,000,000 Phoenix Industrial Development Authority, Arizona, Lease
Revenue Bonds, Mayo/Brooks Rehabilitation Facility Project,
Series 2024A
5 .000 10/31/44 2,068,048
565,000 Pima County Industrial Development Authority, Arizona, Revenue
Bonds, Tucson Medical Center, Series 2021A
4 .000 04/01/39 533,005
295,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Refunding Series 2016
5 .000 08/01/36 295,142
2,450,000 Yavapai County Industrial Development Authority, Arizona,
Hospital Revenue Bonds, Yavapai Regional Medical Center,
Series 2019
4 .000 08/01/43 2,187,430
875,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
4 .000 08/01/49 766,900
5,500,000 Yuma Industrial Development Authority, Arizona, Hospital
Revenue Bonds, Yuma Regional Medical Center, Series 2024A
5 .250 08/01/49 5,649,363
TOTAL HEALTH CARE 20,269,206
HOUSING/MULTIFAMILY - 1.6%
1,000,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, CHF - Arizona, L.L.C. - University of Arizona
Project, Series 2026A - BAM Insured
5 .000 07/01/51 1,010,081
1,250,000 Arizona Industrial Development Authority, Student Housing
Revenue Bonds, Provident Group - NCCU Properties LLC- North
Carolina Central University, Series 2019A - BAM Insured
4 .000 06/01/44 1,162,982
250,000 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2021A
5 .375 10/01/56 194,881

Portfolio of Investments August 31, 2026
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 500,000 (d) Sierra Vista Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Convertible Capital Appreciation
Revenue Bonds, Series 2022A
7 .000% 10/01/56 $ 486,444
TOTAL HOUSING/MULTIFAMILY 2,854,388
HOUSING/SINGLE FAMILY - 1.8%
1,840,000 Maricopa County and Phoenix City Industrial Development
Authority, Arizona, Single Family Mortgage Revenue Bonds,
Series 2024C
4 .750 09/01/49 1,775,976
955,000 Phoenix and Maricopa County Industrial Development Authority,
Arizona, Single Family Mortgage Revenue Bonds, Series 2024A
4 .600 09/01/49 913,650
575,000 Tucson and Pima County Industrial Development Authority,
Arizona, Joint Single Family Mortgage Revenue Bonds, Series
2024A
4 .750 07/01/49 555,643
TOTAL HOUSING/SINGLE FAMILY 3,245,269
INFORMATION TECHNOLOGY - 0.1%
275,000 (e) Chandler Industrial Development Authority, Arizona, Industrial
Development Revenue Bonds, Intel Corporation Project, Series
2007, (AMT), (Mandatory Put 6/15/28)
4 .100 12/01/37 278,640
TOTAL INFORMATION TECHNOLOGY 278,640
LONG-TERM CARE - 2.5%
120,000 Arizona Industrial Development Authority, Multifamily Housing
Revenue Bonds, Bridgewater Avondale Project, Series 2017
5 .375 01/01/38 97,227
450,000 Maricopa County Industrial Dev Auth, Arizona, Revenue Bonds,
Bonesta Project, Senior Living Series, 2026A-1
6 .500 05/01/46 470,939
870,000 Phoenix Industrial Development Authority, Arizona, Multi-Family
Housing Revenue Bonds, 3rd and Indian Road Assisted Living
Project, Series 2016
5 .400 10/01/36 700,657
1,500,000 Phoenix Industrial Development Authority, Arizona, Senior Living
Rental Housing Revenue Bonds, Christian Care Surprise, Inc.
Project, Refunding Series 2025A
5 .250 12/01/45 1,502,091
1,495,000 Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Friendship Village of Tempe Project, Refunding Series
2021A
4 .000 12/01/46 1,257,686
530,000 (a) Tempe Industrial Development Authority, Arizona, Revenue
Bonds, Mirabella at ASU Project, Series 2017A
6 .000 10/01/37 448,165
TOTAL LONG-TERM CARE 4,476,765
TAX OBLIGATION/GENERAL - 13.3%
1,150,000 Avondale, Arizona, General Obligation Bonds, Series 2026 4 .000 07/01/45 1,086,519
550,000 Buckeye Union High School District 201, Maricopa County,
Arizona, General Obligation Bonds, School Improvement Project,
Refunding Series 2017 - BAM Insured
5 .000 07/01/34 557,818
875,000 Buckeye, Arizona, General Obligation Bonds, Series 2025 5 .000 07/01/44 915,081
1,000,000 Glendale, Arizona, General Obligation Bonds, Series 2024 5 .000 07/01/43 1,053,238
1,500,000 Marana Unified School District No. 6 of Pima County, Arizona,
School Improvement Bonds, Project of 2014, Series 2018D -
AGM Insured
5 .000 07/01/38 1,517,733
325,000 Maricopa County Elementary District 59 Laveen, Arizona,
General Obligation Bonds, School Improvement Project 2024,
Series 2025A
5 .000 07/01/44 342,118
370,000 Maricopa County School District 214 Tolleson Union High,
Arizona, General Obligation Bonds, School Improvement Project
2017, Series 2018A
5 .000 07/01/37 375,473
750,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2025B
5 .000 07/01/42 794,392
1,650,000 Maricopa County School District 3 Tempe Elementary, Arizona,
General Obligation Bonds, School Improvement, Project of 2022,
Series 2026C
5 .000 07/01/45 1,722,527
1,050,000 Maricopa County Special Health Care District, Arizona, General
Obligation Bonds, Series 2018C
5 .000 07/01/35 1,080,340
1,000,000 Maricopa County Unified School District 11, Peoria, Arizona,
General Obligation Bonds, School Improvement, Series 2018 -
BAM Insured
5 .000 07/01/34 1,015,703

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 275,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement Project
of 2015, Series 2021E
3 .000% 07/01/40 $ 229,149
1,000,000 Maricopa County Unified School District 69 Paradise Valley,
Arizona, General Obligation Bonds, School Improvement Project
of 2023 Series 2025B
5 .000 07/01/41 1,062,367
1,350,000 Maricopa County Unified School District 80, Chandler, Arizona,
School Improvement Bonds, 2019 Project, Series 2021B
3 .000 07/01/40 1,109,642
1,000,000 Maricopa County Unified School District 95 Queen Creek,
Arizona, General Obligation Bonds, School Improvement Series
2020
4 .000 07/01/38 997,889
860,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement &
Project of 2011 Series 2017E
5 .000 07/01/35 874,004
2,000,000 Maricopa County Union High School District 210 Phoenix,
Arizona, General Obligation Bonds, School Improvement Project
2011 and 2017, Series 2018
5 .000 07/01/37 2,029,585
775,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement, Project
of 2023, Series 2024A
5 .000 07/01/42 812,366
125,000 Maricopa County Union High School District 216 Agua Fria,
Arizona, General Obligation Bonds, School Improvement,
Projects of 2023 and 2024, Series 2025
5 .000 07/01/44 130,518
750,000 Mohave County Union High School District 2 Colorado River,
Arizona, General Obligation Bonds, School Improvement Series
2017
5 .000 07/01/35 760,227
690,000 Northwest Fire District of Pima County, Arizona, General
Obligation Bonds, Series 2017
5 .000 07/01/36 699,922
1,800,000 Pima County Unified School District 30 Sahuarita, Arizona, School
Improvement Bonds, Series 2024 - BAM Insured
5 .000 07/01/42 1,863,151
750,000 Pima County Unified School District 6 Marana, Arizona, General
Obligation Bonds, School Improvement, Project of 2014, Series
2019E - AGM Insured
4 .000 07/01/39 738,168
800,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project 2016,
Series 2017A - BAM Insured
5 .000 07/01/36 809,985
330,000 Pinal County School District 4 Casa Grande Elementary, Arizona,
General Obligation Bonds, School improvement Project of 2025,
Series 2026A - BAM Insured
5 .000 07/01/45 342,790
1,000,000 Tempe, Arizona, General Obligation Bonds, Refunding Series
2026A
5 .000 07/01/45 1,057,200
TOTAL TAX OBLIGATION/GENERAL 23,977,905
TAX OBLIGATION/LIMITED - 22.2%
100,000 (a) Arizona Industrial Development Authority, Arizona, Economic
Development Revenue Bonds, Linder Village Project in Meridian,
Ada County, Idaho, Series 2020
5 .000 06/01/31 100,894
1,150,000 Arizona State Transportation Board, Highway Revenue Bonds,
Refunding Series 2026
5 .000 07/01/46 1,201,143
475,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
4 .500 07/01/43 417,399
674,000 Cadence Community Facilities District, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 3, Series 2020
4 .000 07/01/45 541,794
94,502 (a),(b) Cahava Springs Revitalization District, Cave Creek, Arizona,
Special Assessment Bonds, Series 2017A
7 .000 07/01/41 94,502
500,000 Cottonwood, Arizona, Pledged Revenue Bonds, Series 2015 -
RAAI Insured
5 .000 07/01/30 500,788
430,000 (a) Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2015
5 .000 07/15/39 419,530
500,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2017 - AGM Insured
5 .000 07/15/42 503,661
1,000,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2018 - BAM Insured
5 .000 07/15/38 1,009,026

Portfolio of Investments August 31, 2026
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,300,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2019 - BAM Insured
4 .000% 07/15/39 $ 1,238,933
1,100,000 Eastmark Community Facilities District 1, Mesa, Arizona, General
Obligation Bonds, Series 2021 - BAM Insured
4 .000 07/15/45 1,009,306
143,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2013
5 .250 07/01/38 142,236
299,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 1, Series 2019
5 .200 07/01/43 288,160
497,000 Eastmark Community Facilities District 1, Mesa, Arizona, Special
Assessment Revenue Bonds, Assessment District 12, Series 2021
3 .250 07/01/35 434,589
170,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4 .000 07/15/30 166,534
480,000 Eastmark Community Facilities District 2, Mesa, Arizona, General
Obligation Bonds, Series 2020
4 .000 07/15/35 440,927
45,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017 -
AGM Insured
5 .000 07/15/32 45,704
750,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, Special Assessment Revenue Bonds, Lucero Assessment
District 2, Series 2023
5 .750 07/01/46 751,631
260,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2018 - BAM Insured
5 .000 07/15/38 261,419
1,500,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2020 - BAM Insured
4 .000 07/15/40 1,395,609
1,000,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
General Obligation Bonds, Series 2022 - AGM Insured
5 .000 07/15/42 1,007,993
199,000 Festival Ranch Community Facilities District, Buckeye, Arizona,
Special Assessment Revenue Bonds,  Assessment District 11,
Series 2017
5 .200 07/01/37 199,118
1,129,000 Floreo at Teravalis Community Facilities District, Arizona, Special
Assessment Revenue Bonds, District 1 Series 2025
5 .150 07/01/35 1,156,897
500,000 Maricopa, Arizona, Pledged Revenue Obligations, Series 2023 5 .250 07/15/43 529,289
470,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 480,075
165,000 Merrill Ranch Community Facilities District 2, Florence, Arizona,
General Obligation Bonds, Series 2017 - BAM Insured
5 .000 07/15/42 165,660
500,000 Peoria, Arizona, Excise Tax and State Shared Revenue Bonds,
Series 2026B
5 .000 07/15/46 515,531
1,500,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2019 4 .000 08/01/39 1,462,958
1,750,000 Pinal County, Arizona, Pledged Revenue Obligations, Series 2025
- BAM Insured
5 .000 08/01/44 1,840,233
1,250,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .550 07/01/40 1,237,745
1,000,000 (f) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 359,949
1,200,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,101,580
1,420,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 1,340,817
1,665,000 Queen Creek, Arizona, Certificates of Participation, Series 2026 5 .000 10/01/51 1,689,350
4,900,000 Queen Creek, Arizona, Excise Tax & State Shared Revenue
Obligation Bonds, Series 2020
4 .000 08/01/50 4,392,852
2,000,000 Queen Creek, Arizona, Excise Tax and State Shared Revenue
Obligation Bonds, Series 2024
5 .000 08/01/54 2,021,402
275,000 Sedona, Arizona, Excise Tax Revenue Bonds, Series 2024 - AGM
Insured
5 .000 07/01/43 285,375
510,000 Superstition Vistas Community Facilities District 1, Apache
Junction, Arizona, Special Assessment Revenue Bonds, Series
2023
6 .000 07/01/47 512,481
402,000 Superstition Vistas Community Facilities District 2, Arizona,
Special Assessment Bonds, Assessment Area 2, Series 2025
5 .200 07/01/35 403,463
805,000 Surprise, Arizona, Pledged Revenue Bonds, Refunding Series
2015
5 .000 07/01/30 806,665

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,150,000 Tartesso West Community Facility District, Buckeye, Arizona,
Limited Tax General Obligation Bonds, Series 2021 - AGM
Insured
4 .000% 07/15/41 $ 1,087,124
600,000 Tempe, Arizona, Excise Tax Revenue Bonds, Refunding Series
2016
5 .000 07/01/31 601,226
750,000 Verrado District 1 Community Faciliites District, Buckeye, Arizona,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 07/15/43 772,629
815,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 822,912
275,000 Vistancia North Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2024 - AGM Insured
4 .375 07/15/49 263,227
840,000 (a) Vistancia West Community Facilities District, Peoria, Arizona,
General Obligation Bonds, Series 2016
5 .000 07/15/29 841,123
2,260,000 Yavapai County Jail District, Arizona, Pleged Revenue Obligation
Bonds, Series 2020 - BAM Insured
4 .000 07/01/40 2,173,300
840,000 Yuma County, Arizona, Pledge Revenue Obligations, Series 2022
- BAM Insured
4 .250 07/15/42 832,941
TOTAL TAX OBLIGATION/LIMITED 39,867,700
TRANSPORTATION - 3.2%
1,500,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Junior Lien Series 2019B, (AMT)
5 .000 07/01/49 1,482,525
725,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Refunding Junior Lien Series 2025
5 .000 07/01/44 761,534
2,000,000 Phoenix Civic Improvement Corporation, Arizona, Airport
Revenue Bonds, Senior Lien Series 2017A, (AMT)
5 .000 07/01/47 2,001,749
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/32 1,049,735
500,000 Phoenix Civic Improvement Corporation, Arizona, Rental Car
Facility Charge Revenue Bonds, Series 2019A
5 .000 07/01/38 514,812
TOTAL TRANSPORTATION 5,810,355
U.S. GUARANTEED - 3.4% (g)
250,000 Estrella Mountain Ranch Community Facilities District, Goodyear,
Arizona, General Obligation Bonds, Refunding Series 2017, (Pre-
refunded 7/15/27) - AGM Insured
5 .000 07/15/32 255,214
1,750,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A, (Pre-
refunded 1/01/27)
5 .000 01/01/32 1,763,055
2,000,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A, (Pre-
refunded 1/01/27)
5 .000 01/01/35 2,014,921
1,145,000 Maricopa County Industrial Development Authority, Arizona,
Revenue Bonds, Banner Health, Refunding Series 2016A, (Pre-
refunded 1/01/27)
5 .000 01/01/38 1,153,542
880,000 Scottsdale Municipal Property Corporation, Arizona, Excise Tax
Revenue Bonds, Refunding Series 2017, (Pre-refunded 7/01/27)
5 .000 07/01/36 897,903
TOTAL U.S. GUARANTEED 6,084,635
UTILITIES - 19.2%
600,000 Avondale, Arizona, Wastewater System Revenue Obligation
Bonds, Series 2026A
5 .000 07/01/48 621,272
1,000,000 Carefree Utilities Community Facilities District, Arizona, Water
System Revenue Bonds, Series 2021
4 .000 07/01/51 855,573
1,285,000 Central Arizona Water Conservation District, Arizona, Water
Delivery O&M Revenue Bonds, Series 2016
5 .000 01/01/35 1,288,117
1,500,000 City of Mesa, Arizona, Utility System Revenue Bonds, Series
2022C
5 .000 07/01/36 1,678,666
1,200,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Refunding
Senior Lien Series 2025
5 .000 07/01/44 1,258,556
1,805,000 Glendale, Arizona, Water and Sewer Revenue Bonds, Senior Lien
Series 2022A
5 .000 07/01/41 1,887,595
790,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Refunding Subordinate Lien Series 2016 - AGM Insured
5 .000 07/01/45 790,459
1,500,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2020 - AGM Insured
4 .000 07/01/45 1,425,352

Portfolio of Investments August 31, 2026
(continued)
Arizona

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,215,000 Goodyear, Arizona, Water and Sewer Revenue Obligations,
Subordinate Lien Series 2025 - AGC Insured
5 .000% 07/01/44 $ 1,268,844
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/40 500,749
735,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Series 2016
5 .000 07/01/36 735,379
150,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/42 153,269
500,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2018 5 .000 07/01/42 508,485
1,000,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2020 3 .000 07/01/44 766,394
1,830,000 Mesa, Arizona, Utility System Revenue Bonds, Series 2022A -
BAM Insured
5 .000 07/01/46 1,880,739
1,000,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Junior Lien Series 2023
5 .250 07/01/47 1,056,237
585,000 Phoenix Civic Improvement Corporation, Arizona, Wastewater
System Revenue Bonds, Refunding Junior Lien Series 2014
5 .000 07/01/29 586,220
2,185,000 Phoenix Civic Improvement Corporation, Arizona, Water System
Revenue Bonds, Junior Lien Sustainability Series 2020A
5 .000 07/01/44 2,253,569
1,625,000 Pinal County Electrical District 3, Arizona, Electric System
Revenue Bonds, Refunding Series 2026
5 .000 07/01/51 1,663,072
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 1,060,607
1,000,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/37 1,036,493
2,500,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2023A
5 .000 01/01/50 2,540,433
4,000,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2024A
5 .250 01/01/54 4,131,343
1,575,000 Salt River Project Agricultural Improvement and Power District,
Arizona, Electric System Revenue Bonds, Series 2025
5 .000 01/01/48 1,626,131
1,805,000 Salt Verde Financial Corporation, Arizona, Senior Gas Revenue
Bonds, Citigroup Energy Inc Prepay Contract Obligations, Series
2007
5 .000 12/01/37 1,837,421
1,000,000 Tucson, Arizona, Water System Revenue Bonds, Obligations
Series 2024
5 .000 07/01/44 1,048,890
TOTAL UTILITIES 34,459,865
TOTAL MUNICIPAL BONDS
(Cost $180,929,037) 175,683,158
TOTAL LONG-TERM INVESTMENTS
(Cost $180,929,037) 175,683,158
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  1.9%
X 3,400,000
MUNICIPAL BONDS - 1.9%
X –
HEALTH CARE - 1.9%
$ 3,400,000 (h) Phoenix Industrial Development Authority, Arizona, Health Care
Facilities Revenue Bonds, Mayo Clinic, Series 2014B
2 .950 11/15/52 $ 3,400,000
TOTAL HEALTH CARE 3,400,000
TOTAL MUNICIPAL BONDS
(Cost $3,400,000) 3,400,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,400,000) 3,400,000
TOTAL INVESTMENTS - 99.6%
(Cost $184,329,037) 179,083,158
OTHER ASSETS & LIABILITIES, NET - 0.4% 746,337
NET ASSETS - 100% $ 179,829,495
AMT Alternative Minimum Tax

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $10,019,205 or 5.6% of Total Investments.
(b) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(c) When-issued or delayed delivery security.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
Arizona
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 175,683,158 $ – $ 175,683,158
Short-Term Investments:
Municipal Bonds – 3,400,000 – 3,400,000
$ – $ 179,083,158 $ – $ 179,083,158

Portfolio of Investments August 31, 2026
Colorado
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 94.2%
X 448,133,287
MUNICIPAL BONDS - 94.2%
X –
CONSUMER DISCRETIONARY - 0.7%
$ 500,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000% 12/01/29 $ 501,813
1,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/32 1,002,876
2,000,000 Denver Convention Center Hotel Authority, Colorado, Revenue
Bonds, Convention Center Hotel, Refunding Senior Lien Series
2016
5 .000 12/01/35 2,004,137
TOTAL CONSUMER DISCRETIONARY 3,508,826
EDUCATION AND CIVIC ORGANIZATIONS - 5.5%
2,000,000 (a) Colorado Educational and Cultural Facilities Authority
Education Revenue Bonds, Colorado, Rocky Mountain School of
Expeditionary Learning Project, Series 2019
5 .000 03/01/50 1,761,721
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .000 07/01/36 500,088
500,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Aspen Ridge School Project, Series
2015A
5 .250 07/01/46 498,508
505,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Community Leadership Academy, Inc.
Second Campus Project, Series 2013
7 .350 08/01/43 505,368
110,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Douglas County School District RE-1 -
DCS Montessori School, Refunding & Improvement Series 2012
4 .000 07/15/27 110,050
350,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Littleton Preparatory Charter School,
Series 2013
5 .000 12/01/33 350,111
100,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, New Summit Charter Academy Project,
Series 2021A
4 .000 07/01/41 79,640
1,000,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, The Classical Academy Project,
Refunding Series 2015A
5 .000 12/01/38 1,000,196
655,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Twin Peaks Charter Academy, Series
2011B
7 .500 03/15/35 655,842
600,000 Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, Union Colony School Project, Series
2018
5 .000 04/01/38 604,955
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Charter
School Revenue Bonds, University of Northern Colorado Lab
School, Refunding & Improvement Series 2015
5 .000 12/15/45 938,615
500,000 Colorado Educational and Cultural Facilities Authority,
Independent School Revenue Bonds, Kent Denver School
Project, Series 2016
5 .000 10/01/36 500,618
255,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/49 235,613
1,000,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Rocky Mountain Classical Academy Project, Refunding
Series 2019
5 .000 10/01/59 879,994
1,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
4 .000 03/01/35 989,085
3,000,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, University of Denver, Series 2017A
5 .000 03/01/47 3,004,764
400,000 Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, West Ridge Academy Charter School, Refunding &
Improvement Series 2019
5 .000 06/01/49 378,836

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 2,000,000 Colorado Mesa University, Colorado, Enterprise Revenue Bonds,
Series 2026A
5 .000% 05/15/40 $ 2,125,811
4,390,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Green Series 2023C
5 .250 12/01/53 4,510,570
2,215,000 Colorado School of Mines Board of Trustees, Golden, Colorado,
Institutional Enterprise Revenue Bonds, Series 2023C
5 .250 12/01/48 2,301,678
1,335,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017A
4 .000 03/01/34 1,338,552
2,000,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2017E
4 .000 03/01/43 1,872,095
1,000,000 (a) Falcon Area Water and Wastewater Authority (El Paso County,
Colorado), Tap Fee Revenue Bonds, Series 2022A
6 .750 12/01/34 988,021
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 26,130,731
HEALTH CARE - 16.9%
1,760,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
5 .000 11/15/37 1,820,850
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A
4 .000 11/15/43 917,621
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
4 .000 11/15/46 905,826
2,000,000 (b) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2023A-2, (Mandatory Put
11/15/33)
5 .000 11/15/57 2,187,046
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2016A
4 .000 11/15/46 905,826
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Adventist Health System/Sunbelt Obligated Group, Series 2018A
5 .000 11/15/48 3,010,072
5,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 4,746,647
270,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
5 .000 08/01/44 272,670
3,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
4 .000 08/01/49 2,580,877
500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/38 532,267
5,095,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .500 11/01/47 5,316,846
4,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
5 .250 11/01/52 4,062,646
5,750,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2024A
5 .250 12/01/54 5,844,945
3,300,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .250 12/01/50 3,358,060
7,565,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Craig Hospital Project, Series 2025A
5 .500 12/01/55 7,750,826
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A
5 .000 05/15/52 2,007,037
8,055,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2024A
5 .000 05/15/54 8,073,362
780,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2026A
5 .000 11/15/34 858,960
2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
4 .000 11/01/39 1,882,970
3,950,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Sanford Health, Series 2019A
5 .000 11/01/49 3,955,053
3,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
SCL Health System, Refunding Series 2019A
4 .000 01/01/35 3,501,456
1,590,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/34 1,591,536
1,050,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Refunding Series 2017A
4 .000 05/15/35 1,050,203

Portfolio of Investments August 31, 2026
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 2,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Valley View Hospital Association, Series 2015
5 .000% 05/15/45 $ 1,997,238
375,000 Del Norte, Colorado, Healthcare Facilities Revenue Bonds, Rio
Grande Hospital Refunding Project, Refunding Series 2024
5 .700 12/01/49 350,444
495,000 Delta County Memorial Hospital District, Colorado, Enterprise
Revenue Bonds, Refunding Series 2010
5 .500 09/01/30 480,191
475,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2014A
5 .000 12/01/39 475,906
7,250,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
5 .125 12/01/50 6,963,834
440,000 Denver Health and Hospitals Authority, Colorado, Healthcare
Revenue Bonds, Series 2025A
6 .000 12/01/55 461,280
2,500,000 (a) Kremmling Memorial Hospital District, Colorado, Certificates of
Participation, Series 2024
6 .625 12/01/56 2,364,087
TOTAL HEALTH CARE 80,226,582
HOUSING/MULTIFAMILY - 0.4%
110,000 Denver City & County Housing Authority, Colorado, Capital Fund
Program Revenue Bonds, Three Tower Rehabilitation, Series
2007 - AGM Insured, (AMT)
5 .200 11/01/27 110,211
2,000,000 Denver City and County Housing Authority, Colorado, Multifamily
Housing Revenue Bonds, Flo Senior Apartments Project,
Sustainability Green Series 2023A
4 .500 07/01/41 1,932,538
TOTAL HOUSING/MULTIFAMILY 2,042,749
LONG-TERM CARE - 1.9%
2,500,000 (a) Colorado Educational and Cultural Facilities Authority, Revenue
Bonds, Monument Academy Prject, Series 2026A
4 .375 06/01/36 2,421,816
500,000 (a),(c) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
American Baptist Homes Project, Series 2016
6 .125 02/01/46 321,643
1,325,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Communities Obligated group, Improvement
and Refunding Series 2026
5 .000 01/01/35 1,444,336
925,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Communities Obligated group, Improvement
and Refunding Series 2026
5 .000 01/01/36 1,006,376
870,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Christian Living Communities Obligated group, Improvement
and Refunding Series 2026
5 .000 01/01/37 938,685
1,200,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Meadows Project, Refunding & Improvement Series
2017A
5 .250 05/15/47 1,201,540
1,500,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Frasier Project, Refunding Bonds Series 2025A
5 .250 05/15/48 1,511,725
TOTAL LONG-TERM CARE 8,846,121
TAX OBLIGATION/GENERAL - 9.1%
2,000,000 Delta County Joint School District 50 Delta, Gunnison, Montrose
and Mesa Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 2,052,478
4,250,000 (d) Denver School District 1, Colorado, General Obligation Bonds,
Refunding Series 2026A
5 .000 12/01/40 4,620,877
3,000,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2021
4 .000 12/01/41 2,899,620
4,625,000 Denver School District 1, Colorado, General Obligation Bonds,
Series 2022A
5 .000 12/01/45 4,818,655
480,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
4 .500 12/01/36 481,478
2,500,000 Eagle River Water and Sanitation District, Eagle County,
Colorado, General Obligation Bonds, Series 2016
5 .000 12/01/45 2,503,797
1,220,000 El Paso County School District 20, Academy, Colorado, General
Obligation Bonds, Series 2017
4 .000 12/15/40 1,178,353
600,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
3 .250 12/01/29 597,075

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 440,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000% 12/01/30 $ 440,685
1,275,000 Foothills Park and Recreation District, Subdistrict A, Jefferson
County, Colorado, General Obligation Bonds, Refunding Series
2015 - AGM Insured
5 .000 12/01/31 1,276,922
655,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250 12/01/34 674,246
1,750,000 Grand River Hospital District, Garfield and Mesa Counties,
Colorado, General Obligation Bonds, Series 2018 - AGM Insured
5 .250 12/01/37 1,786,087
3,000,000 Gunnison Watershed School District RE1J, Gunnison and
Saguache Counties, Colorado, General Obligation Bonds, Series
2023
5 .000 12/01/47 3,078,718
2,000,000 Larimer and Weld Counties School District Re-5J, Colorado,
General Obligation Bonds, Series 2021
4 .000 12/01/40 1,935,908
750,000 Louisville, Boulder County, Colorado, General Obligation Bonds,
Limited Tax, Series 2017
4 .000 12/01/35 749,977
1,140,000 Roaring Fork Transporation Authority, Colorado, Property Tax
Revenue Bonds, Series 2021A
4 .000 12/01/46 1,059,996
2,410,000 Weld County School District 6, Greeley, Colorado, General
Obligation Bonds, Series 2020
5 .000 12/01/44 2,471,114
8,500,000 Weld County School District RE-4, Windsor, Colorado, General
Obligation Bonds, Series 2023
5 .250 12/01/47 8,875,253
2,000,000 Westminster Public Schools, Adams County, Colorado,
Certificates of Participation, Series 2019 - AGM Insured
5 .000 12/01/43 2,033,880
TOTAL TAX OBLIGATION/GENERAL 43,535,119
TAX OBLIGATION/LIMITED - 35.1%
3,625,000 Aerotropolis Regional Transportation Authority, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/51 3,260,884
368,328 Alpine Mountain Ranch Metropolitan District, Routt County,
Colorado, Special Assessment Revenue Bonds, Special
Improvement District 1, Refunding Series 2021
4 .000 12/01/40 338,944
1,070,000 Anthem West Metropolitan District, Colorado, General
Obligation Bonds, Refunding Series 2015 - BAM Insured
5 .000 12/01/35 1,071,722
1,020,000 Arista Metropolitan District, Broomfield County, Colorado,
General Obligation Limited Tax Bonds, Refunding Convertible to
Unlimited Tax Series 2023A - BAM Insured
5 .000 12/01/48 1,024,216
1,275,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/41 1,347,821
1,335,000 Arvada, Colorado, Sales and Use Tax Revenue Bonds, Series
2023
5 .000 12/01/42 1,409,506
500,000 Aviation Station North Metropolitan District 2, Denver County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2019A
5 .000 12/01/48 470,524
1,390,000 Baseline Metropolitan District 1, In the City and County of
Broomfield, Colorado, Special Revenue Bonds, Refunding and
Improvement Series 2024A
4 .250 12/01/54 1,389,053
4,000,000 Brighton Crossing Metropolitan District 4, Colorado, General
Obligation Bonds, Limited Tax  Refunding Series 2024
4 .000 12/01/47 3,655,362
302,000 (a) Broadway Park North Metropolitan District 2, Denver,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020
3 .375 12/01/26 300,902
5,055,000 Bromley Park Metropolitan District 3, Adams County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2024
4 .000 12/01/44 4,610,482
2,500,000 Bromley Park Metropolitan District No. 2, In the City of Brighton,
Adams and Weld Counties, Colorado, Senior General Obligation
Limited Tax Refunding Bonds, Series 2023 - BAM Insured
5 .375 12/01/53 2,573,720
1,020,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
5 .000 12/01/34 1,048,077
1,000,000 Buffalo Ridge Metropolitan District (In the City of Commerce
City), Adams County, Colorado, General Obligation Refunding
and Improvement Bonds, Series 2018A - BAM Insured
4 .000 12/01/47 890,073

Portfolio of Investments August 31, 2026
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 250,000 Canyons Metropolitan District 5, Douglas County, Colorado,
Limited Tax General Obligation and Special Revenue Bonds,
Refunding and Improvement Series 2024A - BAM Insured
5 .250% 12/01/59 $ 252,624
3,604,000 CCP Metropolitan District 3, Colorado, General Obligation
Bonds, Limited Tax Refunding Series 2024
5 .000 12/01/53 3,455,888
1,145,000 (a) Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Bonds, Refunding & Improvement Series 2017
5 .000 12/01/47 1,103,935
500,000 Centerra Metropolitan District 1, Loveland, Colorado, Special
Revenue Improvement Bonds, Series 2022
6 .500 12/01/53 518,174
480,000 Cherry Creek Corporate Center Metropolitan District, Arapahoe
County, Colorado, Revenue Bonds, Refunding Senior Lien Series
2015A
5 .000 06/01/37 480,123
2,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2017J
5 .250 03/15/42 2,014,099
1,000,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S
4 .000 03/15/41 966,209
5,000,000 Colorado State, Certificates of Participation, Higher Education
Health Sciences Facilities Series 2024A
4 .000 11/01/49 4,325,201
1,780,000 Colorado State, Certificates of Participation, Lease Purchase
Agreement Department of Transportation Second Amended &
Restated Headquaters Facilities, Refunding Series 2020
4 .000 06/15/38 1,755,031
2,295,000 Copperleaf Metropolitan District 2, Arapahoe County, Colorado,
Limited Tax General Obligation Bonds, Refunding Convertible to
Unlimited Tax Series 2020 - BAM Insured
4 .000 12/01/45 2,126,704
1,250,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/49 1,110,470
2,500,000 Cottonwood Highlands Metropolitan District 1, Parker, Colorado,
Limited Tax General Obligation Bonds, Convertible to Unlimited
Tax Refunding Series 2024
4 .250 12/01/54 2,149,471
1,000,000 Cross Creek Metropolitan District 2, Aurora, Colorado, Unlimited
Tax General Obligation Bonds, Refunding Series 2018 - AGM
Insured
4 .000 12/01/45 924,194
2,000,000 Crowfoot Valley Ranch Metropolitan District No. 2,  Douglas
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024A - BAM Insured
4 .375 12/01/54 1,761,275
1,250,000 Crystal Valley Metropolitan District 2, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2020A - AGM Insured
4 .000 12/01/44 1,144,260
621,000 Cumberland Green Metropolitan District, El Paso County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Series 2015
5 .250 12/01/45 620,946
2,955,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Refunding & Improvement Series 2016A
5 .000 08/01/42 2,957,897
1,000,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/35 1,005,406
1,785,000 Denver City and County, Colorado, Dedicated Tax Revenue
Bonds, Series 2021A
4 .000 08/01/40 1,702,946
115,000 (a) Denver Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, 9th and Colorado Urban Redevelopement Area,
Series 2018A
5 .250 12/01/39 115,072
2,580,000 Douglas County School District, Number RE1, Douglas and
Elbert Counties. Colorado, General Obligation Bonds, Series
2024
5 .000 12/15/44 2,712,006
5,500,000 Ebert Metropolitan District, Denver Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018A-1 - BAM
Insured
5 .000 12/01/43 5,564,881
2,000,000 El Paso County School District 49 Falcon, Colorado, Certificates
of Participation, Series 2017B
5 .000 12/15/42 2,006,966
575,000 Erie Farm Metropolitan District, Erie, Boulder County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement, Series 2021 - AGM Insured
5 .000 12/01/41 595,655
1,000,000 Erie, Colorado, Certificates of Participation, Series 2010 5 .000 11/01/37 1,000,658

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Foothills Metropolitan District, Fort Collins, Colorado, Special
Revenue Bonds, Series 2014
6 .000% 12/01/38 $ 486,453
1,525,000 Foothills Park and Recreation District, Jefferson County,
Colorado, Lease Revenue Bonds, Certificates of Participation,
Series 2021
4 .000 12/01/33 1,555,835
890,000 Four Corners Business Improvement District, Erie, Boulder
County, Colorado, Limited Tax Supported Revenue Bonds, Series
2022
6 .000 12/01/52 891,815
500,000 (c) Future Legends Sports Park Business Improvement District,
Colorado, Limited Tax General Obligation Bonds Series 2022A
and Subordinate Limited Tax General Obligation Bonds Series
2022B
1 .500 12/01/52 250,816
800,000 Glen Metropolitan District 1, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Series 2016A - BAM Insured
4 .500 12/01/45 800,191
600,000 Gold Hill Mesa Metropolitan District 2, Colorado Springs, El Paso
County, Colorado, Limited Tax General Obligation and Special
Revenue Bonds, Refunding & Improvement Series 2022A - BAM
Insured
5 .500 12/01/47 623,519
2,490,000 (a) Granby Ranch Metropolitan District, Colorado, Limited Tax
General Obligation Bonds, Refunding Series 2018
5 .500 12/01/52 2,485,659
675,000 Green Gables Metropolitan District 2, Jefferson County,
Colorado, Limited Tax General Obligation Bonds, Special
Revenue Refunding Improvement Senior Series 2023A - BAM
Insured
5 .125 12/01/53 662,236
223,854 Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 1,
Series 2024A-1
6 .000 12/01/43 229,744
330,000 (a) Hess Ranch Metropolitan District 5, Parker, Colorado, Special
Assessment Revenue Bonds, Special Improvement District 2,
Series 2024
5 .500 12/01/44 333,554
1,125,000 High Plains Metropolitan District, Arapahoe County, Colorado,
General Obligation Bonds, Refunding Series 2017 - NPFG
Insured
5 .000 12/01/35 1,145,745
1,250,000 Hunters Overlook Metropolitan District 5, Severance, Weld
County, Colorado, Limited Tax General Obligation Bonds,
Refunding Series 2024
4 .250 12/01/54 1,126,926
500,000 Jefferson Center Metropolitan District 2, Arvada, Jefferson
County, Colorado, Special Revenue Bonds, Refunding Series
2026A
6 .000 12/01/56 491,631
3,000,000 Lanterns Metropolitan District 1, Castle Rock, Douglas County,
Colorado, Limited Tax General Obligation Bonds, Refunding and
Improvement Series 2024
4 .250 12/01/53 2,595,712
460,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/42 464,000
2,000,000 Lincoln Park Metropolitan District, Douglas County, Colorado,
Limited Tax General Obligation and Improvement Bonds,
Refunding Series 2018 - AGM Insured
5 .000 12/01/46 2,007,954
1,330,000 Littleton Village Metropolitan District 2, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Refunding
Series 2023 - AGM Insured
5 .000 12/01/53 1,289,067
825,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/36 825,503
1,805,000 Lorson Ranch Metropolitan District 2, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2016
5 .000 12/01/41 1,759,961
1,000,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Series 2023
4 .250 12/01/48 915,690
650,000 Meridian Metropolitan District, Douglas County, Colorado,
General Obligation Refunding Bonds, Series 2017 - AGM Insured
5 .000 12/01/42 653,605
1,000,000 Midtown at Clear Creek Metropolitan District, Adams County,
Colorado, General Obligation Bonds, Refunding Limited Tax
Series 2023A - BAM Insured
5 .500 12/01/43 1,061,580
1,000,000 Monument, El Paso County,  Colorado, Certificate of Participation,
Series 2020 - AGM Insured
4 .000 12/01/40 932,184

Portfolio of Investments August 31, 2026
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 494,000 Mountain Shadows Metropolitan District, Weld County,
Colorado, Limited Tax General Obligation Bonds, Series 2015
5 .500% 12/01/44 $ 494,075
570,000 Nexus North at DIA Metropolitan District, Adams County,
Colorado, Limited Tax General Obligation Bonds, Series 2021
5 .000 12/01/51 526,995
709,000 North Range Metropolitan District 2, Adams County, Colorado
, Limited Tax General Obligation Bonds, Refunding Special
Revenue & Improvement Series 2017A
5 .625 12/01/37 709,423
1,000,000 North Range Metropolitan District 3, Adams County, Colorado,
Limited Tax General Obligation Bonds, Series 2020A-3
5 .250 12/01/50 1,001,461
4,000,000 Northern Colorado Water Conservancy District, Certificates of
Participation, Series 2022
5 .250 07/01/52 4,081,391
755,000 (c) Painted Prairie Public Improvement Authority, Aurora, Colorado,
Special Revenue Bonds, Series 2019
5 .000 12/01/49 651,025
1,500,000 Park 70 Metropolitan District, Aurora, Colorado, General
Obligation Bonds, Limited Tax Refunding & Improvement Series
2016
5 .000 12/01/36 1,501,141
1,650,000 Park Creek Metropolitan District, Colorado, Senior Limited
Property Tax Supported Revenue Bonds, Series 2019A - AGM
Insured
4 .000 12/01/36 1,630,184
622,000 (a) Platte River Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Refunding Series 2023A
6 .500 08/01/53 628,599
2,500,000 (a) Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment
Revenue Bonds, Refunding Series 2013
5 .000 12/01/40 2,499,831
500,000 (a) Prairie Center Metopolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Refunding Series 2017A
5 .000 12/15/41 499,945
680,000 Prairie Center Metropolitan District No. 3, In the City of Brighton,
Adams County, Colorado, Limited Property Tax Supported
Primary Improvements Revenue Bonds, Series 2024A
5 .875 12/15/46 708,795
500,000 Prairiestar Metropolitan District 2, Larimer County, Colorado,
Limited Tax General Obligation Bonds, Refunding &
Improvement Series 2021A - BAM Insured
5 .000 12/01/46 508,540
1,550,000 Pueblo County, Colorado, Certificates of Participation,
Community Improvement Projects, Series 2023A
4 .000 07/01/43 1,404,823
4,360,000 Pueblo County, Colorado, Certificates of Participation, County
Judicial Complex Project, Series 2022A
5 .000 07/01/49 4,331,285
230,000 (a) Pueblo Urban Renewal Authority, Colorado, Tax Increment
Revenue Bonds, EVRAZ Project, Series 2021A
4 .750 12/01/45 217,498
2,516,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .500 07/01/34 2,509,703
1,864,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 1,711,121
2,500,000 Rampart Range Metropolitan District 1, Lone Tree, Colorado,
Limited Tax Supported and Special Revenue Bonds, Refunding &
Improvement Series 2017
5 .000 12/01/42 2,517,192
1,060,000 Ravenna Metropolitan District, Douglas County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023 -
AGM Insured
5 .000 12/01/43 1,082,699
400,000 Red Sky Ranch Metropolitan District, Eagle County, Colorado,
General Obligation Bonds, Refunding & Improvement Series
2015
5 .000 12/01/44 383,864
2,000,000 Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Refunding Series 2026A
5 .000 11/01/45 2,109,065
2,385,000 Regional Transportation District, Colorado, Sales Tax Revenue
Bonds, Fastracks Project, Series 2017B
4 .000 11/01/35 2,393,229
490,000 Reserve Metropolitan District 2, Mount Crested Butte, Colorado,
Limited Tax General Obligation Bonds, Refunding Series 2016A
5 .000 12/01/45 476,989
555,000 Riverview Metropolitan District, Steamboat Springs, Routt
County, Colorado, General Obligation Limited Tax Bonds,
Convertible to Unlimited Tax Refunding Series 2021
5 .000 12/01/41 534,121
1,000,000 Roaring Fork School District RE-1, Garfield, Pitkin, and Eagle
Counties, Colorado, Certificates of Participation, Series 2023 -
BAM Insured
5 .000 12/15/43 1,030,265

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Sand Creek Metropolitan District, Colorado, General Obligation
Limited Tax Bonds, Refunding Series 2023 - AGM Insured
5 .000% 12/01/37 $ 1,048,371
1,995,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
General Obligation Bonds, Subordinate Series 2022 - AGM
Insured
4 .000 12/01/46 1,817,638
275,000 Sierra Ridge Metropolitan District 2, Douglas County, Colorado,
Limited Tax General Obligation Bonds, Refunding Bonds, Series
2022 - AGM Insured
5 .000 12/01/52 274,900
515,000 Silver Peaks Metropolitan District 3, Colorado, Limited Tax
Obligation Bonds, Senior Lien Series 2020A
5 .000 12/01/50 482,900
5,515,000 Sky Ranch Community Authority Board, Arapahoe County,
Colorado, Limited Tax Supported District 1 Revenue Bonds,
Refunding Improvement Senior Series 2024A
4 .250 12/01/54 4,741,733
200,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-1
5 .000 12/01/37 200,385
350,000 Southlands Metropolitan District 1, Colorado, Limited Tax
General Obligation Bonds, Series 2017A-2
5 .000 12/01/47 341,375
1,000,000 Southshore Metropolitan District 2 Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Limited Tax Improvement
Series 2020A-2 - BAM Insured
4 .000 12/01/46 910,154
750,000 Sterling Hills West Metropolitan District, Arapahoe County,
Colorado, General Obligation Bonds, Refunding & Improvement
Series 2007
5 .000 12/01/39 760,476
1,000,000 Sterling Ranch Community Authority Board, Douglas County,
Colorado, Limited Tax Supported District 2, Refunding &
Improvement Senior Series 2025A - BAM Insured
5 .250 12/01/55 1,009,428
595,000 Sterling Ranch Metropolitan District 2, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Convertible Capital
Appreciation Series 22
5 .500 12/01/42 608,948
2,030,000 (a) Sunset Parks Metropolitan District, Weld County, Colorado,
General Obligation Bonds, Limited Tax Series 2024A
5 .125 12/01/54 1,938,305
750,000 Thompson Crossing Metropolitan District 2, Johnstown, Larimer
County, Colorado, General Obligation Bonds, Limited Tax
Convertible to Unlimited Tax, Series 2016B - AGM Insured
5 .000 12/01/46 749,975
1,640,000 (a) Thompson Crossing Metropolitan District 6, Larimer County,
Colorado, General Obligation Limited Tax Bonds, Refunding &
Improvement Convertible to Unlimited Tax Series 2020
5 .000 12/01/40 1,644,371
770,000 Thornton Development Authority, Colorado, Tax Increment
Revenue Bonds, North Washington Street Corridor Project,
Refunding Series 2015
3 .250 12/01/28 770,019
2,000,000 Thornton, Colorado, Certificates of Participation, Series 2018 4 .000 12/01/39 1,944,222
3,000,000 Trailside Metropolitan District 4, Colorado, Limited Tax General
Obligation Bonds, Refunding and Improvement Series 2024A -
BAM Insured
4 .250 12/01/56 2,552,994
2,000,000 (a) Triview Metropolitan District 4, El Paso County, Colorado,
General Obligation Bonds, Limited Tax Series 2018
5 .750 12/01/48 2,000,992
4,000,000 (a) Ventana Metropolitan District, El Paso County, Colorado, General
Obligation Bonds, Limited Tax Refunding and Improvement
Series 2023A
6 .500 09/01/53 4,086,640
500,000 Village Metropolitan District In the Town of Avon, Eagle County,
Colorado, Special Revenue and Limited Property Tax Bonds,
Improvement Series 2025A
5 .750 12/01/55 501,099
525,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/28 527,674
1,250,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
5 .000 12/01/31 1,255,671
500,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld
County, Colorado, General Obligation Refunding Bonds, Series
2016A - BAM Insured
4 .000 12/01/36 492,354
1,375,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
4 .000 12/01/33 1,347,312

Portfolio of Investments August 31, 2026
(continued)
Colorado

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 400,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .000% 12/01/35 $ 400,416
1,190,000 Water Valley Metropolitan District 1, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 1,190,340
250,000 Water Valley Metropolitan District 2, Windsor, Colorado, General
Obligation Bonds, Refunding Series 2016
5 .250 12/01/40 250,072
500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/41 501,694
1,500,000 Waterview II Metropolitan District, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2022A
5 .000 12/01/51 1,421,871
1,000,000 West Globeville Metropolitan District 1, Denver, Colorado,
General Obligation Limited Tax Bonds, Series 2022
6 .750 12/01/52 994,750
600,000 Westerly Metropolitan District 4, Weld County, Colorado, General
Obligation Limited Tax Bonds, Series 2021A-1
4 .125 12/01/31 585,305
1,000,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
5 .000 12/01/30 1,001,728
1,595,000 Wheatlands Metropolitan District 2, Aurora, Arapahoe County,
Colorado, General Obligation Bonds, Refunding Series 2015 -
BAM Insured
4 .000 12/01/38 1,563,923
1,400,000 Whispering Pines Metropolitan District No.1, In the City of
Aurora, Colorado, Limited Tax Convertible to Unlimited Tax,
General Obligation Refunding Series 2023 - AGM Insured
5 .000 12/01/52 1,401,492
TOTAL TAX OBLIGATION/LIMITED 166,813,543
TRANSPORTATION - 8.7%
1,000,000 Colorado High Performance Transportation Enterprise, C-470
Express Lanes Revenue Bonds, Senior Lien Series 2017
5 .000 12/31/56 950,375
500,000 Colorado High Performance Transportation Enterprise, US 36
and I-25 Managed Lanes Revenue Bonds, Senior Lien Series
2014, (AMT)
5 .750 01/01/44 500,224
2,115,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/26 2,124,747
1,995,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/39 2,068,572
3,340,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .000 11/15/41 3,433,177
3,585,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022A, (AMT)
5 .500 11/15/53 3,690,462
500,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022B
5 .000 11/15/47 513,554
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .750 11/15/45 1,067,483
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Series 2022D, (AMT)
5 .000 11/15/53 1,000,336
2,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/27 2,054,334
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/30 1,064,131
6,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
4 .000 12/01/43 5,425,084
10,305,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018A, (AMT)
5 .000 12/01/43 10,388,342
1,000,000 Denver City and County, Colorado, Airport System Revenue
Bonds, Subordinate Lien Series 2018B
5 .000 12/01/37 1,028,836
500,000 Denver City and County, Colorado, Special Facilities Airport
Revenue Bonds, United Airlines, Inc. Project, Refunding Series
2017, (AMT)
5 .000 10/01/32 500,416
170,000 Eagle County Air Terminal Corporation, Colorado, Airport
Terminal Project Revenue Bonds, Refunding Series 2011A, (AMT)
6 .000 05/01/27 170,347
1,215,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/32 1,218,318
1,275,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000 12/01/33 1,278,212

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Grand Junction Regional Airport Authority, Colorado, General
Airport Revenue Bonds, Refunding Series 2016A
5 .000% 12/01/34 $ 1,002,256
1,000,000 Routt County, Colorado, Airport Revenue Bonds,  Yampa Valley
Regional Airport, Series 2026, (AMT)
5 .500 06/01/51 1,020,414
1,000,000 Routt County, Colorado, Airport Revenue Bonds,  Yampa Valley
Regional Airport, Series 2026, (AMT)
5 .500 06/01/56 1,013,363
TOTAL TRANSPORTATION 41,512,983
U.S. GUARANTEED - 1.6% (e)
150,000 Boulder Larimer & Weld Counties School District RE-1J Saint
Vrain Valley, Colorado, General Obligation Bonds, Series 2016C,
(Pre-refunded 12/15/26)
4 .000 12/15/34 150,623
50,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/37 50,861
1,585,000 Colorado Health Facilities Authority, Colorado, Health Facilities
Revenue Bonds, The Evangelical Lutheran Good Samaritan
Society Project, Refunding Series 2017, (Pre-refunded 6/01/27)
5 .000 06/01/42 1,612,304
1,250,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Parkview Medical Center, Series 2020A, (Pre-refunded 9/01/30)
4 .000 09/01/50 1,301,903
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/34 506,028
500,000 Colorado State Board of Governors, Colorado State University
Auxiliary Enterprise System Revenue Bonds, Refunding Series
2016B, (Pre-refunded 3/01/27)
5 .000 03/01/41 506,027
3,410,000 University of Colorado, Enterprise System Revenue Bonds,
Refunding Series 2017A-2, (Pre-refunded 6/01/28)
4 .000 06/01/36 3,488,284
TOTAL U.S. GUARANTEED 7,616,030
UTILITIES - 14.3%
2,000,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/37 1,998,878
1,845,000 Arapahoe County Water and Wastewater Authority, Colorado,
Revenue Bonds, Refunding Series 2019
4 .000 12/01/38 1,831,737
2,000,000 Aurora, Colorado, Sewer Revenue Bonds, First Lien Series 2025 4 .125 08/01/55 1,813,831
3,250,000 Bennett, Colorado, Wastewater Revenue Bonds, Series 2024 4 .125 12/01/54 2,820,942
13,130,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/47 13,504,145
3,550,000 Brighton, Colorado, Water Activity Enterprise Revenue Bonds,
Water System Project, Series 2022
5 .000 06/01/52 3,594,170
500,000 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020 - BAM Insured
4 .000 08/01/50 440,883
4,435,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2022B
5 .250 11/15/52 4,590,860
3,270,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/48 3,431,952
4,000,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2023A
5 .250 11/15/53 4,158,846
8,200,000 Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Series 2024A
5 .250 11/15/54 8,539,465
1,000,000 Colorado Water Resources and Power Development Authority,
Water Resources Revenue Bonds, City of Sterling Wastewater
Utility Enterprise Project, Series 2023A - AGM Insured
5 .000 09/01/48 1,025,024
7,000,000 Denver City and County Board of Water Commissioners,
Colorado, Water Revenue Bonds, Series 2022A
5 .000 12/15/52 7,157,632
650,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
5 .000 11/15/32 651,123
1,500,000 East Cherry Creek Valley Water and Sanitation District, Arapahoe
County, Colorado, Water Revenue Bonds, Refunding Series 2015
4 .000 11/15/35 1,499,959
500,000 Erie, Boulder and Weld Counties, Colorado, Water Enterprise
Revenue Bonds, Refunding Series 2015
3 .000 12/01/29 497,554
1,140,000 Fort Lupton, Colorado, Water System Revenue Bonds, Refunding
& Improvement Series 2017 - AGM Insured
4 .000 12/01/42 1,051,593

Portfolio of Investments August 31, 2026
(continued)
Colorado

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 8,805,000 Parker Water and Sanitation District, Douglas County, Colorado,
Water and Sewer Enterprise Revenue Bonds, Refunding &
Improvement Series 2022
4 .000% 11/01/47 $ 8,094,747
845,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .250 11/15/28 874,583
280,000 Public Authority for Colorado Energy, Natural Gas Purchase
Revenue Bonds,  Colorado Springs Utilities, Series 2008
6 .500 11/15/38 322,679
TOTAL UTILITIES 67,900,603
TOTAL MUNICIPAL BONDS
(Cost $458,586,391) 448,133,287
TOTAL LONG-TERM INVESTMENTS
(Cost $458,586,391) 448,133,287
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  4.8%
X 22,905,000
MUNICIPAL BONDS - 4.8%
X –
HEALTH CARE - 1.4%
$ 1,900,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Children's Hospital Colorado Project, Refunding Series 2020A
3 .050 12/01/52 $ 1,900,000
5,000,000 (f) Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022E
2 .900 05/15/62 5,000,000
TOTAL HEALTH CARE 6,900,000
UTILITIES - 3.4%
10,000,000 (f) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Improvement Variable Rate Series 2007A
2 .150 11/01/37 10,000,000
6,005,000 (f) Colorado Springs, Colorado, Utilities System Revenue Bonds,
Variable Rate Demand Subordinate Lien Improvement Series
2006B
2 .250 11/01/36 6,005,000
TOTAL UTILITIES 16,005,000
TOTAL MUNICIPAL BONDS
(Cost $22,905,000) 22,905,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $22,905,000) 22,905,000
TOTAL INVESTMENTS - 99.0%
(Cost $481,491,391) 471,038,287
OTHER ASSETS & LIABILITIES, NET - 1.0% 4,854,081
NET ASSETS - 100% $ 475,892,368
AMT Alternative Minimum Tax
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $28,845,049 or 6.1% of Total Investments.
(b) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(c) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(d) When-issued or delayed delivery security.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(f) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Colorado
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 448,133,287 $ – $ 448,133,287
Short-Term Investments:
Municipal Bonds – 22,905,000 – 22,905,000
$ – $ 471,038,287 $ – $ 471,038,287

Portfolio of Investments August 31, 2026
Maryland
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 100.4%
X 268,014,041
MUNICIPAL BONDS - 100.4%
X –
CONSUMER DISCRETIONARY - 2.5%
$ 715,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000% 09/01/34 $ 719,027
4,000,000 Baltimore, Maryland, Convention Center Hotel Revenue Bonds,
Refunding Series 2017
5 .000 09/01/39 3,984,573
1,000,000 (a) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A
5 .000 12/01/31 670,000
1,250,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000 12/01/55 1,210,052
TOTAL CONSUMER DISCRETIONARY 6,583,652
CONSUMER STAPLES - 1.2%
265,000 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-
Backed Bonds, Refunding Series 2002
5 .500 05/15/39 269,799
990,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 969,510
305,000 New York Counties Tobacco Trust VI, New York, Tobacco
Settlement Pass-Through Bonds, Series Series 2016A-1
5 .625 06/01/35 311,212
1,900,000 TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006 5 .000 06/01/48 1,767,115
TOTAL CONSUMER STAPLES 3,317,636
EDUCATION AND CIVIC ORGANIZATIONS - 7.8%
1,000,000 Chestertown, Maryland, Economic Development Project Revenue
Bonds, Washington College, Refunding Series 2021A
4 .000 03/01/36 904,233
1,500,000 (b) Frederick County, Maryland, Educational Facilities Revenue
Bonds, Mount Saint Mary's University Inc., Series 2017A
5 .000 09/01/45 1,370,872
2,275,000 (c) Maryland Health & Higher Educational Facilities Authority 5 .250 01/01/43 2,367,161
645,000 (b) Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Imagine Andrews Public Charter School, Series
2022A
5 .500 05/01/52 568,167
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
5 .000 07/01/38 500,244
2,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins University, Series 2013B
4 .250 07/01/41 2,545,999
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2014
4 .000 10/01/39 485,685
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Loyola University Maryland, Series 2025
5 .000 10/01/50 2,007,259
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2016
5 .000 06/01/33 700,042
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Maryland Institute College of Art, Series 2024
5 .500 06/01/47 1,917,857
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/38 944,041
2,010,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/46 1,746,601
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Stevenson University, Series 2021A
4 .000 06/01/51 830,421
1,100,000 Maryland Industrial Development Financing Authority, Economic
Development Revenue Bonds, McDonogh School Inc., Sereis
2019
4 .000 09/01/43 1,030,893
2,825,000 University of Maryland, Auxiliary Facility and Tuition Revenue
Bonds, Series 2026A
5 .000 04/01/42 3,020,839
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 20,940,314
ENERGY - 0.4%
1,000,000 (b),(d) Maryland Economic Development Corporation, Port Facilities
Revenue Bonds, Core Natural Resources Inc. Project, Refunding
Series 2025, (Mandatory Put 3/27/35)
5 .000 07/01/48 1,055,957
TOTAL ENERGY 1,055,957

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE - 21.3%
$ 1,725,000 Maryland Health and HIgher Educational Facilities
Authority,  Revenue Bonds, University of Maryland Medical
Systems, Series 2025A
5 .250% 07/01/52 $ 1,751,427
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/34 1,019,511
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds Doctors Community Hospital, Series 2017B
5 .000 07/01/38 509,755
90,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/36 90,403
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
5 .000 07/01/38 1,254,303
440,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds,  Mercy Medical Center, Series 2016A
4 .000 07/01/42 407,531
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist HealthCare Issue, Series 2021B
4 .000 01/01/51 828,247
1,600,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/36 1,606,864
2,020,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Adventist Healthcare, Series 2016A
5 .500 01/01/46 2,024,574
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue Series 2023
5 .000 07/01/48 971,713
1,400,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue Series 2023
5 .250 07/01/53 1,400,514
740,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
3 .250 07/01/39 605,999
175,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Frederick Health System Issue; Series 2020
4 .000 07/01/40 157,700
1,165,000 Maryland Health and HIgher Educational Facilities Authority,
Revenue Bonds, Greater Baltimore Medical Center, Series 2021A
3 .000 07/01/46 885,691
125,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2025A
5 .000 05/15/40 135,153
3,110,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Johns Hopkins Health System, Series 2025A
5 .250 05/15/55 3,241,571
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .000 07/01/54 1,002,251
2,080,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Lifebridge Health Issue Series 2023
5 .250 07/01/54 2,131,650
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
4 .000 07/01/41 1,196,942
500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health Issue, Series 2016
5 .000 07/01/47 500,088
1,015,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, LifeBridge Health System, Series 2015
4 .125 07/01/47 961,995
1,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Luminis Health Issue, Series 2026A
5 .000 07/01/43 1,295,492
570,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Luminis Health Issue, Series 2026A
5 .000 07/01/44 587,903
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/42 1,004,295
5,625,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2017A
5 .000 05/15/45 5,641,027
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, MedStar Health Issue, Series 2026A
5 .250 08/15/54 2,039,427
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/43 2,090,455
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/44 2,082,683
3,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .250 07/01/50 3,058,868
1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Meritus Medical Center Inc Series 2025
5 .000 07/01/55 988,460
2,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Peninsula Regional Medical Center Issue, Series
2020A
4 .000 07/01/48 1,731,787

Portfolio of Investments August 31, 2026
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, TidalHealth Inc., Series 2025C
5 .500% 07/01/55 $ 1,039,174
835,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Trinity Health Credit Group, Series 2017MD
5 .000 12/01/46 840,453
2,500,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Maryland Medical System Issue,
Series 2017B
5 .000 07/01/39 2,518,155
3,250,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020B
4 .000 04/15/45 2,918,942
7,000,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health
Credit Group, Series 2015
4 .000 12/01/44 6,385,037
TOTAL HEALTH CARE 56,906,040
HOUSING/MULTIFAMILY - 13.6%
2,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Columbia Commons Apartments, Series 2014A
5 .000 06/01/44 2,000,646
3,000,000 Howard County Housing Commission, Maryland, Revenue
Bonds, Orchard Meadows Apartments, Series 2024
5 .000 12/01/43 3,077,240
1,655,000 Howard County Housing Commission, Maryland, Revenue
Bonds, The Verona at Oakland Mills Project, Series 2013
5 .000 10/01/28 1,675,221
1,310,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021A
2 .200 07/01/41 903,322
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021B
2 .100 01/01/41 688,565
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Green Series 2021C
2 .600 01/01/42 740,179
935,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2000A
2 .600 07/01/40 712,345
1,430,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2014D
4 .000 07/01/45 1,335,161
235,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2017C
3 .550 07/01/42 202,587
1,480,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2018A
3 .950 07/01/43 1,339,058
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Housing Revenue
Bonds, Series 2020E
2 .150 07/01/40 717,041
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Green Series 2024B
4 .600 07/01/49 958,762
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Taxable Series 2019D
3 .200 07/01/44 814,603
1,750,000 Maryland Community Development Administration, Department
of Housing and Community Development, Multifamily
Development Revenue Bonds, Marlborough Apartments, Series
2014I
3 .450 12/15/31 1,750,016
2,000,000 Maryland Community Development Administration, Multifamily
Development Revenue Bonds, Sustainability Villages at Marley
Station Green Series 2024D-1
4 .350 02/01/44 1,856,727
1,000,000 Maryland Economic Development Corporation, Senior Revenue
Bonds, Provident Group - Towson Place Properties LLC Project,
Series 2024A-1
5 .000 06/01/39 1,011,693
575,000 Maryland Economic Development Corporation, Senior Student
Housing Revenue Bonds, Towson University Project, Refunding
Series 2017
5 .000 07/01/32 578,674

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University O'Connell Project,
Senior Series 2026A
5 .250% 07/01/51 $ 1,020,027
1,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Senior Series
2022
6 .000 07/01/58 1,048,363
200,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
4 .000 07/01/40 184,181
1,150,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University Project, Series 2020
5 .000 07/01/50 1,114,309
2,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Morgan State University, Harper-Tubman Project,
Series 2025A
5 .000 07/01/60 1,964,188
500,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Salisbury University Project, Refunding Series
2013
5 .000 06/01/34 500,037
270,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, Sheppard Pratt University Village, Series 2012
5 .000 07/01/27 270,015
1,140,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, Baltimore County
Project, Refunding Series 2016 - AGM Insured
3 .600 07/01/35 1,081,470
2,000,000 Maryland Economic Development Corporation, Student Housing
Revenue Bonds, University of Maryland, College Park Project,
Leonardtown Series 2024 - AGM Insured
5 .000 07/01/54 1,983,170
1,250,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2014A
3 .650 07/01/34 1,239,510
750,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021B
2 .250 07/01/41 522,041
1,000,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2021C
2 .200 07/01/36 814,887
1,250,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2026A
4 .500 07/01/46 1,211,030
3,090,000 Montgomery County Housing Opportunities Commission,
Maryland, Multifamily Housing Development Bonds, Series
2026B
5 .000 07/01/53 3,091,778
TOTAL HOUSING/MULTIFAMILY 36,406,846
HOUSING/SINGLE FAMILY - 3.4%
1,695,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2014C
3 .200 09/01/28 1,695,231
2,500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019B
3 .200 09/01/39 2,148,582
725,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2019C
3 .000 03/01/42 577,039
500,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021B
2 .100 09/01/41 350,972
2,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Series 2021C
2 .450 09/01/41 1,517,706
1,000,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Social Series 2024C
4 .500 09/01/44 963,255
1,430,000 Maryland Community Development Administration Department
of Housing and Community Development, Residential Revenue
Bonds, Social Series 2026D
4 .950 03/01/52 1,405,834

Portfolio of Investments August 31, 2026
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/SINGLE FAMILY (continued)
$ 420,000 Montgomery County Housing Opportunities Commission,
Maryland, Program Revenue Bonds, Series 2019C, (AMT)
3 .300% 07/01/39 $ 362,906
TOTAL HOUSING/SINGLE FAMILY 9,021,525
LONG-TERM CARE - 4.2%
1,750,000 Baltimore County, Maryland, Revenue Bonds, Oak Crest Village,
Series 2020
4 .000 01/01/45 1,572,480
2,000,000 Baltimore County, Maryland, Revenue Bonds, Riderwood Village
Inc Facility, Series 2020
4 .000 01/01/50 1,687,529
1,200,000 Gaithersburg, Maryland, Economic Development Revenue
Bonds, Asbury Methodist Obligated Group Project, Refunding
Series 2018A
5 .000 01/01/33 1,213,365
1,250,000 Howard County, Maryland, Retirement Community Revenue
Bonds, Vantage House, Refunding Series 2017
5 .000 04/01/44 1,179,926
700,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/36 700,438
835,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Charlestown Community Issue, Series 2016A
5 .000 01/01/45 835,109
575,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/30 582,155
950,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/32 959,759
100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Ingleside King Farm Project, Series 2017A-1
5 .000 11/01/37 100,418
1,500,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/42 1,480,557
1,100,000 Rockville Mayor and Council, Maryland, Economic Development
Revenue Bonds, Series 2017B
5 .000 11/01/47 1,040,043
TOTAL LONG-TERM CARE 11,351,779
TAX OBLIGATION/GENERAL - 12.1%
1,005,000 Anne Arundel County, Maryland, General Obligation Bonds,
Consolidated Water & Sewer, Series 2018
5 .000 10/01/27 1,032,598
1,000,000 Howard County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Project, Series 2020A
4 .000 08/15/39 984,589
3,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan of 2022, First Series 2025A
5 .000 06/01/40 3,229,061
5,290,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2020A-1
5 .000 03/15/27 5,360,628
2,000,000 Maryland State, General Obligation Bonds, State and Local
Facilities Loan, First Series 2024A
5 .000 06/01/37 2,188,033
1,500,000 Montgomery County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2019A
3 .000 11/01/37 1,342,908
1,000,000 Montgomery County, Maryland, General Obligation Bonds,
Refunding Consolidated Public Improvement Series 2024B
5 .000 12/01/27 1,029,412
5,645,000 (e) Murrieta Valley Unified School District, Riverside County,
California, General Obligation Bonds, Election 2006 Series 2008
- AGM Insured
0 .000 09/01/32 4,624,776
2,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2024A
5 .000 08/01/39 2,155,705
1,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2025A
5 .000 08/01/41 1,072,111
1,000,000 Prince George's County, Maryland, General Obligation Bonds,
Consolidated Public Improvement Series 2026A
5 .000 08/01/42 1,074,655
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 1,050,724
2,000,000 (e) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000 07/01/33 1,461,567
5,080,000 Washington Suburban Sanitary District, Montgomery and
Prince George's Counties, Maryland, General Obligation Bonds,
Consolidated Public Improvement, Series 2026
5 .000 06/01/39 5,574,147
TOTAL TAX OBLIGATION/GENERAL 32,180,914

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 17.5%
$ 2,000,000 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A
5 .375% 06/01/36 $ 2,001,491
1,225,000 (b) Baltimore, Maryland, Special Obligation Bonds, City-Wide
Affordable Housing Program, Series 2025
5 .250 06/01/55 1,174,910
185,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .000 09/01/27 185,340
1,825,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
4 .500 09/01/33 1,829,688
1,220,000 Baltimore, Maryland, Special Obligation Bonds, East Baltimore
Research Park Project, Series 2017A
5 .000 09/01/38 1,224,923
755,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2016
5 .000 06/01/36 755,335
1,300,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019A
3 .500 06/01/39 1,172,051
250,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2019B
3 .700 06/01/39 230,198
3,150,000 (b) Baltimore, Maryland, Special Obligation Bonds, Harbor Point
Project, Refunding Series 2022
5 .000 06/01/51 3,100,762
245,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
4 .000 07/01/29 245,742
334,000 Brunswick, Frederick County, Maryland, Special Obligation
Bonds, Brunswick Crossing Special Taxing District, Refunding
Series 2019
5 .000 07/01/36 337,490
48,000 Frederick County, Maryland, Special Obligation Bonds, Lake
Linganore Village Community Development Series 2001A - RAAI
Insured
5 .700 07/01/29 48,094
1,000,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/38 964,960
500,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A
4 .000 07/01/39 476,377
270,000 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020B
4 .000 07/01/40 259,256
55,000 (b) Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020C
4 .000 07/01/50 47,375
1,565,000 (b) Frederick County, Maryland, Special Tax Limited Obligation
Bonds, Jefferson Technology Park Project, Refunding Series
2020A
5 .000 07/01/43 1,579,624
170,000 Frederick County, Maryland, Tax Increment and Special Tax B
Limited Obligation Bonds, Oakdale-Lake Linganore Project,
Series 2019
3 .750 07/01/39 157,254
100,000 (b) Frederick County, Maryland, Tax Increment and Special Tax
Limited Obligation Bonds, Jefferson Technology Park Project,
Refunding Series 2020B
4 .625 07/01/43 98,408
1,015,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/33 1,016,048
500,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/46 473,407
750,000 Howard County, Maryland, Special Obligation Bonds, Annapolis
Junction Town Center Project, Series 2024
5 .000 02/15/44 765,430
600,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .125 02/15/34 590,658
550,000 (b) Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
4 .375 02/15/39 529,713
270,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5 .000 07/01/27 270,250
1,285,000 Hyattsville, Maryland, Special Obligation Bonds, University Town
Center Project, Series 2016
5 .000 07/01/34 1,285,491
2,500,000 Maryland Economic Development Corporation, Maryland, Lease
Revenue Bonds, Reservoir Square Project, Series 2024
5 .000 07/01/56 2,405,648
790,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Metro Centre Owings Mills Project, Series
2017
4 .500 07/01/44 744,861

Portfolio of Investments August 31, 2026
(continued)
Maryland

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,000,000 Maryland Economic Development Corporation, Special
Obligation Bonds, Port Covington Project, Series 2020
4 .000% 09/01/50 $ 813,045
965,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2022A
5 .000 06/01/34 1,050,777
3,000,000 Maryland Stadium Authority, Lease Revenue Bonds, Built To
Learn, Series 2024
5 .250 06/01/51 3,098,259
50,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2016
5 .000 05/01/33 50,714
1,000,000 Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Series
2018A
5 .000 05/01/47 1,006,710
1,500,000 (e) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0 .000 05/01/51 421,915
1,500,000 (e) Maryland Stadium Authority, Revenue Bonds, Baltimore City
Public Schools Construction & Revitalization Program, Taxable
Refunding Series 2022C
0 .000 05/01/52 398,808
575,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 604,520
525,000 (b) Prince George's County Revenue Authority, Maryland, Special
Obligation Bonds, Suitland-Naylor Road Project, Series 2016
5 .000 07/01/46 524,713
284,000 Prince George's County, Maryland, Special Tax District Bonds,
Victoria Falls Project, Series 2005
5 .250 07/01/35 285,166
21,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 20,443
54,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 49,216
70,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 59,769
78,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 61,781
1,000,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 359,949
2,000,000 (e) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 524,166
1,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 1,419,425
5,615,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 5,449,274
500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 489,410
3,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 2,754
47,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 44,379
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,003,049
500,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 494,304
1,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/46 923,799
1,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Second Lien Series 2025A
5 .000 07/15/60 1,006,256
2,500,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 2,546,404
TOTAL TAX OBLIGATION/LIMITED 46,679,789

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION - 11.2%
$ 120,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000% 07/01/33 $ 121,987
425,000 Guam Port Authority, Port Revenue Bonds, Private Activity Series
2018B, (AMT)
5 .000 07/01/34 431,459
1,500,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2021B, (AMT)
5 .000 08/01/46 1,510,572
7,000,000 Maryland Department of Transportation, Special Transportation
Project Revenue Bonds, Baltimore/Washington International
Thurgood Marshall Airport, Series 2024A, (AMT)
5 .250 08/01/54 7,110,109
800,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Terminal Project,  Series 2019A,
(AMT)
5 .000 06/01/44 806,533
1,940,000 Maryland Economic Development Corporation Economic
Development Revenue Bonds, Transportation Facilities Project,
Refunding Series 2017A
5 .000 06/01/35 1,980,629
1,500,000 Maryland Economic Development Corporation, Air Cargo
Obligated Group Revenue Bonds, AFCO Airport Real Estate
Group, Series 2019, (AMT)
4 .000 07/01/44 1,295,912
1,500,000 Maryland Economic Development Corporation, Economic
Development Revenue Bonds, Annapolis Mobility and Resilience
Project, Senior Series 2022A
5 .250 06/30/53 1,518,488
500,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/38 457,218
240,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds Baltimore City Project, Subordinate Parking
Facilities Revenue Bonds, Series 2018C
4 .000 06/01/58 181,520
2,775,000 Maryland Economic Development Corporation, Parking Facilities
Revenue Bonds, Baltimore City Project, Senior Parking Facilities
Revenue Bonds, Series 2018A
5 .000 06/01/58 2,780,250
2,915,000 Maryland Economic Development Corporation, Private Activity
Revenue Bonds, Purple Line Light Rail Project, Green Series
2022B, (AMT)
5 .250 06/30/52 2,870,810
2,000,000 Maryland Transportation Authority, Passenger Facility Charge
Revenue Bonds, Baltimore/Washington Internatonal Thurgood
Marshall Airport Project, Series 2019, (AMT)
4 .000 06/01/39 1,872,914
1,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5 .000 07/01/46 1,025,098
3,000,000 Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2021A
5 .000 07/01/51 3,039,754
1,500,000 (c) Maryland Transportation Authority, Revenue Bonds,
Transportation Facilities Projects, Series 2026
5 .000 07/01/49 1,547,380
340,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 339,455
1,260,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 976,993
TOTAL TRANSPORTATION 29,867,081
U.S. GUARANTEED - 0.8% (f)
210,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding
Series 1998A - FGIC Insured, (ETM)
5 .000 07/01/28 215,711
230,000 Maryland Health and Higher Educational Facilities Authority,
Revenue Bonds, Helix Health, Series 1997 - AMBAC Insured,
(ETM)
5 .000 07/01/27 234,488
1,500,000 Washington County County Commissioners, Maryland, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019B,
(Pre-refunded 1/01/29)
5 .000 01/01/30 1,574,082
TOTAL U.S. GUARANTEED 2,024,281

Portfolio of Investments August 31, 2026
(continued)
Maryland

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES - 4.4%
$ 2,000,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects,
Refunding Series 2022A
5 .250% 07/01/47 $ 2,073,659
1,500,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Series
2019A
5 .000 07/01/49 1,511,066
1,500,000 Baltimore, Maryland, Revenue Bonds, Water Projects,
Subordinate Series 2014A
5 .000 07/01/44 1,477,756
2,150,000 (d) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 2,210,305
2,000,000 (d) Maryland Economic Development Corporation, Revenue Bonds,
Constellation Energy Group, Inc. Projects, Adjustable Mode,
Refunding Series 2006B, (Mandatory Put 4/03/28)
4 .100 10/01/36 2,034,967
815,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/30 862,825
1,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 1,507,649
TOTAL UTILITIES 11,678,227
TOTAL MUNICIPAL BONDS
(Cost $275,759,647) 268,014,041
TOTAL LONG-TERM INVESTMENTS
(Cost $275,759,647) 268,014,041
OTHER ASSETS & LIABILITIES, NET - (0.4)% (1,185,269)
NET ASSETS - 100% $ 266,828,772
AMT Alternative Minimum Tax
ETM Escrowed to maturity
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $14,908,186 or 5.6% of Total Investments.
(c) When-issued or delayed delivery security.
(d) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(e) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(f) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
Maryland
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 268,014,041 $ – $ 268,014,041
$ – $ 268,014,041 $ – $ 268,014,041

Portfolio of Investments August 31, 2026
New Mexico
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 99.4%
X 67,431,578
MUNICIPAL BONDS - 99.4%
X –
EDUCATION AND CIVIC ORGANIZATIONS - 9.0%
$ 2,235,000 Los Ranchos de Albuquerque, New Mexico, Educational Facilities
Revenue Bonds, Albuquerque Acadamy Project, Refunding
Series 2020
4 .000% 09/01/40 $ 2,069,917
685,000 New Mexico Institute of Mining and Technology, Revenue Bonds,
Series 2019 - AGM Insured
4 .000 12/01/37 670,034
535,000 New Mexico State University, Revenue Bonds, Refunding &
Improvement Series 2017A
5 .000 04/01/42 536,652
1,000,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .250 06/01/49 1,042,321
1,700,000 University of New Mexico, Revenue Bonds, System Improvement
Series 2023 - AGM Insured
5 .500 06/01/53 1,783,884
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 6,102,808
HEALTH CARE - 11.0%
400,000 Arizona Industrial Development Authority, Hospital Revenue
Bonds, Phoenix Children's Hospital, Series 2020A
4 .000 02/01/50 353,735
1,000,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2 - BAM Insured
4 .000 08/01/49 889,092
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4 .000 08/01/36 964,036
1,000,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
4 .000 08/01/46 894,339
1,010,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2017A
5 .000 08/01/46 1,011,289
1,300,000 New Mexico Hospital Equipment Loan Council, Hospital Revenue
Bonds, Presbyterian Healthcare Services, Series 2019A
4 .000 08/01/48 1,124,480
1,500,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4 .000 06/01/34 1,456,110
785,000 New Mexico Hospital Equipment Loan Council, Hospital
Revenue Bonds, San Juan Regional Medical Center, Refunding &
Improvement Series 2020
4 .000 06/01/35 753,037
TOTAL HEALTH CARE 7,446,118
HOUSING/SINGLE FAMILY - 5.3%
295,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2018C
3 .875 07/01/43 266,174
1,380,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2019C
3 .600 07/01/44 1,205,979
1,235,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2022A
2 .550 09/01/42 922,706
740,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2026A
4 .600 09/01/46 723,300
500,000 New Mexico Mortgage Finance Authority, Single Family
Mortgage Program Bonds, Class 1 Series 2026C
4 .650 09/01/46 492,559
TOTAL HOUSING/SINGLE FAMILY 3,610,718
LONG-TERM CARE - 2.0%
1,365,000 Santa Fe, New Mexico, Retirement Facilities Revenue Bonds, EL
Castillo Retirement Residences Project, Series 2012
5 .000 05/15/42 1,325,857
TOTAL LONG-TERM CARE 1,325,857
TAX OBLIGATION/GENERAL - 11.1%
1,000,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
School Building Series 2018
5 .000 08/01/36 1,030,113
200,000 Albuquerque Municipal School District 12, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
School Series 2025A
5 .000 08/01/40 210,143
250,000 Albuquerque, New Mexico, General Obligation Bonds, Storm
Sewer Series 2025B
5 .000 07/01/41 266,534

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 2,400,000 Central New Mexico Community College, Bernalillo and
Sandoval Counties, New Mexico, General Obligation Bonds,
Limited Tax Series 2023
4 .000% 08/15/37 $ 2,396,870
1,000,000 New Mexico State, General Obligation Bonds, Capital Projects
Series 2025
5 .000 03/01/35 1,059,776
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/46 888,477
515,000 Silver City Consolidated School District 1, Grant County, New
Mexico, General Obligation Bonds, School Building Series 2017
4 .000 08/01/37 513,203
675,000 Silver Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds,  School Building Series 2019
4 .000 08/01/37 672,644
500,000 Silver Consolidated School District 1, Grant County, New Mexico,
General Obligation Bonds,  School Building Series 2026
5 .000 08/01/40 519,755
TOTAL TAX OBLIGATION/GENERAL 7,557,515
TAX OBLIGATION/LIMITED - 36.7%
755,000 Albuquerque, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2022B
5 .000 07/01/41 793,677
825,000 Aspire Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Series 2024
5 .300 10/01/53 749,538
515,000 Bernalillo County, New Mexico, Gross Receipts Tax Revenue
Bonds, Series 1996B - NPFG Insured
5 .700 04/01/27 524,597
405,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2013
7 .250 10/01/43 405,820
200,000 Boulders Public Improvement District, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2015
5 .750 10/01/44 200,149
600,000 Colfax County, New Mexico, Gross Receipts Tax Revenue Bonds,
Improvement Series 2015 - BAM Insured
4 .000 08/01/35 591,276
500,000 Fiesta Public Improvement District, Los Lunas, New Mexico,
Special Levy Revenue Bonds, Improvement Area 1, Series 2025 -
BAM Insured
4 .500 10/01/45 473,765
250,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/40 262,369
2,700,000 Los Alamos County Incorporated, New Mexico, Gross Receipts
Tax Improvement Revenue Bonds, Series 2026
5 .000 06/01/50 2,760,722
1,000,000 Los Diamantes Public Improvement District, New Mexico,
Revenue Bonds, Rio Rancho Special Levy Improvement Series
2024 - BAM Insured
4 .125 10/01/53 884,576
125,000 Los Lunas, Valencia County, New Mexico, Gross Receipts Tax
Revenue Bonds, Improvment Series 2016
3 .000 04/01/41 104,108
500,000 Lower Petroglyphs Public Improvements District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2018
5 .000 10/01/38 500,005
230,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/39 234,930
675,000 McKinley County, New Mexico, Gross Receipts Revenue Bonds,
Tax Improvement Series 2023 - BAM Insured
4 .250 06/01/47 634,403
375,000 (a) Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2026A
5 .100 10/01/46 367,465
250,000 (a) Mesa Del Sol Public Improvement District 1, Albuquerque, New
Mexico, Special Levy Revenue Bonds, Series 2026A
5 .450 10/01/55 244,309
1,000,000 Montecito Estates Public Improvement District, Albuquerque,
New Mexico, Special Levy Revenue Bonds, Refunding Series
2016
4 .000 10/01/37 984,103
600,000 New Mexico Finance Authority, New Mexico, Transportation
Revenue Bonds, State Transportation Commission, Subordinate
Lien Series 2026A
5 .000 06/15/41 642,202
3,850,000 (b) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 1,385,805
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 946,283
700,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 679,340

Portfolio of Investments August 31, 2026
(continued)
New Mexico

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 500,000 Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds,
Shared Gross Receipts Improvement Series 2025
5 .000% 06/01/43 $ 520,882
500,000 Rio Rancho, New Mexico, Gross Receipts Tax Revenue Bonds,
Shared Gross Receipts Improvement Series 2025
5 .000 06/01/44 518,679
770,000 Roswell, New Mexico, Gross Receipts Tax Improvement Revenue
Bonds, Series 2017
4 .000 08/01/34 770,899
970,000 Saltillo Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2018 - BAM
Insured
4 .000 10/01/37 957,266
1,015,000 San Juan County, New Mexico, Gross Receipts Tax Revenue
Bonds, Improvement Series 2015B
5 .000 06/15/33 1,016,719
555,000 Santa Fe County, New Mexico, Correctional System Gross
Receipts Tax Revenue Bonds, Series 1997 - AGM Insured
6 .000 02/01/27 561,903
500,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds
Improvement Senior Lien Series 2018A
5 .000 06/01/36 514,106
400,000 Santa Fe, New Mexico, Gross Receipts Tax Revenue Bonds
Improvement Senior Lien Series 2018A
5 .000 06/01/37 410,570
1,000,000 Tierra Del Oro Public Improvement District, Rio Rancho, New
Mexico, Special Levy Improvement Revenue Bonds, Series 2025
5 .125 10/01/40 979,432
1,000,000 Ventana West Public Improvement District, New Mexico, Special
Levy Revenue Bonds, Refunding Series 2015 - BAM Insured
4 .000 08/01/33 999,975
1,100,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2012A - AGM Insured
5 .000 10/01/32 1,110,679
1,000,000 Volterra Public Improvement District, Albuquerque, New Mexico,
Special Levy Revenue Bonds, Refunding Series 2024 - BAM
Insured
4 .000 10/01/43 926,737
500,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Senior Lien Series 2022
4 .000 05/01/33 486,369
730,000 (a) Winrock Town Center Tax Increment Development District 1,
Albuquerque, New Mexico, Gross Receipts Tax Increment Bonds,
Subordinate Lien Series 2020
8 .000 05/01/40 727,415
TOTAL TAX OBLIGATION/LIMITED 24,871,073
UTILITIES - 24.3%
1,000,000 Albuquerque Benralillo County Water Utility Authority, New
Mexico, Joint Water and Sewer System Revenue Bonds,
Refunding & Improvement Senior Lien Series 2017
5 .000 07/01/32 1,017,445
1,970,000 Albuquerque, New Mexico, Refuse Removal and Disposal
Revenue Bonds, Series 2020
4 .000 07/01/43 1,877,853
500,000 Guam Government Waterworks Authority, Water and Wastewater
System Revenue Bonds, Refunding Series 2017
5 .000 07/01/37 502,491
500,000 Guam Power Authority, Revenue Bonds, Refunding Series 2022A 5 .000 10/01/44 507,282
550,000 Guam Power Authority, Revenue Bonds, Refunding Series 2024A 5 .000 10/01/35 586,068
600,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Junior Lien Series 2026B
5 .000 06/15/44 625,685
600,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Junior Lien Series 2026B
5 .000 06/15/46 617,995
975,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2020B
3 .000 06/01/40 804,044
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2022C
5 .000 06/01/42 1,041,727
1,305,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023A-1
5 .000 06/01/41 1,371,905
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2023B
5 .250 06/01/48 1,045,566
1,000,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Senior Lien Series 2025A-1
5 .000 06/01/49 1,027,440
715,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2024A
5 .000 06/15/44 749,507
1,575,000 New Mexico Finance Authority, Public Project Revolving Fund
Revenue Bonds, Subordinate Lien Series 2025C
5 .000 12/15/45 1,657,306
800,000 (a) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
5 .000 07/01/33 848,486

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 250,000 Rio Rancho, New Mexico, Water and Wastewater System Revenue
Bonds, Refunding & Improvement Series 2026
5 .000% 05/15/44 $ 263,198
500,000 Santa Fe, New Mexico, Net Wastewater Utility System
Environmental Services Gross Receipts Tax Improvement
Revenue Bonds, Climate Certified Green Series 2019
4 .000 06/01/37 494,025
1,500,000 Santa Fe, New Mexico, Water Utility System Revenue Bonds,
Refunding Series 2016
4 .000 06/01/39 1,479,466
TOTAL UTILITIES 16,517,489
TOTAL MUNICIPAL BONDS
(Cost $69,754,004) 67,431,578
TOTAL LONG-TERM INVESTMENTS
(Cost $69,754,004) 67,431,578
OTHER ASSETS & LIABILITIES, NET - 0.6% 409,946
NET ASSETS - 100% $ 67,841,524
(a) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $2,674,044 or 4.0% of Total Investments.
(b) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
New Mexico
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 67,431,578 $ – $ 67,431,578
$ – $ 67,431,578 $ – $ 67,431,578

Portfolio of Investments August 31, 2026
Pennsylvania
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 97.0%
X 342,522,661
MUNICIPAL BONDS - 97.0%
X –
CONSUMER STAPLES - 0.4%
$ 1,345,000 Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Procter & Gamble Paper Project,
Series 2001, (AMT)
5 .375% 03/01/31 $ 1,467,300
TOTAL CONSUMER STAPLES 1,467,300
EDUCATION AND CIVIC ORGANIZATIONS - 8.7%
1,300,000 Allegheny County Higher Education Building Authority,
Pennsylvania, University Revenue Bonds, Duquesne University,
Series 2024
5 .000 03/01/43 1,349,323
1,205,000 Bucks County Industrial Development Authority, Pennsylvania,
Revenue Bonds, School Lane Charter School Project, Series 2016
5 .125 03/15/36 1,210,853
305,000 Chester County Industrial Development Authority, Pennsylvania,
Avon Grove Charter School Revenue Bonds, Series 2017A
5 .000 12/15/47 284,414
220,000 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014
5 .000 05/01/37 214,351
290,000 Huntingdon County General Authority, Pennsylvania, Revenue
Bonds, Juniata College, Series 2016OO2
3 .125 05/01/34 253,675
1,095,000 Lackawanna County Industrial Development Authority,
Pennsylvania, Revenue Bonds, University of Scranton, Series 2017
4 .000 11/01/40 973,240
975,000 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series
2023
7 .000 06/01/53 1,022,351
1,920,000 Lycoming County Authority, Pennsylvania, Revenue Bonds,
Pennsylvania College of Technology, Series 2016
3 .000 10/01/37 1,592,897
1,250,000 McCandless IDA, Pennsylvania, University Revenue Bonds Series
A and B of 2022 La Roche University
6 .750 12/01/46 1,144,987
1,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Germantown Academy Project,
Series 2021A
4 .000 10/01/41 891,125
1,515,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2020A, (AMT)
2 .450 06/01/41 1,364,803
730,000 Pennsylvania Higher Education Assistance Agency, Education
Loan Revenue Bonds, Senior Series 2021A, (AMT)
2 .625 06/01/42 633,665
630,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
2 .625 11/01/31 568,145
690,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
3 .000 11/01/42 479,500
250,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, AICUP Financing Program-Mount Aloysius College, Series
2016-004
5 .000 11/01/46 228,428
300,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
4 .000 05/01/32 233,803
1,240,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, LaSalle University, Series 2012
5 .000 05/01/42 830,029
2,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Trustees, Refunding Series
2026A
5 .000 08/15/38 2,243,725
260,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
4 .000 11/01/39 223,080
445,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2012
5 .000 11/01/42 424,696
405,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of the Sciences in Philadelphia, Series 2015A
5 .000 11/01/36 405,043
2,350,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Widener University, Series 2021A
4 .000 07/15/51 1,794,218
2,000,000 Pennsylvania State University, Revenue Bonds, Series 2022A 5 .000 09/01/47 2,058,054
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2023 5 .250 09/01/53 1,031,148
1,000,000 Pennsylvania State University, Revenue Bonds, Series 2025A 5 .250 09/01/50 1,049,060

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 1,010,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, La Salle University, Series 2017
5 .000% 05/01/37 $ 707,925
1,430,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph?s University Project, Refunding
Series 2020A
4 .000 11/01/45 1,254,923
2,000,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, Saint Joseph's University Project, Series 2022
5 .500 11/01/60 2,036,287
266,741 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017
5 .000 03/15/45 53,348
1,895,000 Scranton-Lackawanna Health and Welfare Authority,
Pennsylvania, University Revenue Bonds, Marywood University,
Series 2016
5 .000 06/01/46 1,722,611
1,000,000 University of Pittsburgh of the Commonwealth System of Higher
Education, Pennsylvania, Capital Project Series 2025A
5 .000 02/15/36 1,130,054
1,590,000 Washington County Industrial Development Authority,
Pennsylvania, College Revenue Bonds, AICUP Financing
Program-Washington and Jefferson College Project, Series
2017-PP5
3 .375 11/01/36 1,391,317
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 30,801,078
ENERGY - 0.1%
400,000 (b),(c) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Core Natural Resources Inc.,
Project, Series 2025, (AMT), (Mandatory Put 3/27/35)
5 .450 01/01/51 428,856
TOTAL ENERGY 428,856
HEALTH CARE - 17.4%
910,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 814,240
5,105,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
4 .000 04/01/44 4,652,209
1,000,000 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group
Issue, Series 2018A
5 .000 04/01/47 989,115
403,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-2
6 .000 06/30/34 422,157
4,209,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024A-3
5 .000 06/30/39 3,952,501
2,702,000 (d) Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Series 2024B-1
6 .000 06/30/44 2,056,366
447,000 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,
Tower Health Project, Taxable Series 2024A-1
8 .000 06/30/34 448,853
2,400,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Butler Health System Project, Series 2015A
5 .000 07/01/39 2,282,369
1,000,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Health System Revenue Bonds, Main Line Health
System, Series 2017A
4 .000 10/01/37 979,906
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2019
4 .000 11/01/49 833,306
965,000 Dauphin County General Authority, Pennsylvania, Health System
Revenue Bonds, Pinnacle Health System Project, Refunding
Series 2016A
3 .000 06/01/33 920,280
1,370,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A
5 .000 07/01/49 1,376,426
300,000 Dubois Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Penn Highlands Healthcare, Series 2018
5 .000 07/15/48 275,403
1,000,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series 2014A
5 .000 06/01/41 1,000,493
2,625,000 Geisinger Authority, Montour County, Pennsylvania, Health
System Revenue Bonds, Geisinger Health System, Series
2017A-1
5 .000 02/15/45 2,637,271
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000 11/01/38 1,022,373

Portfolio of Investments August 31, 2026
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Penn State Health, Series 2021
5 .000% 11/01/51 $ 996,776
1,730,000 Lancaster County Hospital Authority, Revenue Bonds, University
of Pennsylvania Health System, Refunding Series 2016B
5 .000 08/15/46 1,731,695
1,000,000 Lehigh County General Purpose Authority, Pennsylvania, Hospital
Revenue Bonds, Lehigh Valley Health Network, Series 2019A
5 .000 07/01/44 1,005,169
415,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
3 .000 11/01/36 353,011
3,435,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Refunding Series 2016
4 .000 11/01/46 2,882,143
1,950,000 Lehigh County General Purpose Authority, Pennsylvania, Revenue
Bonds, Good Shepherd Group, Series 2021A
4 .000 11/01/41 1,679,002
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2018A
4 .000 09/01/38 953,804
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2019 - BAM Insured
4 .000 09/01/44 886,870
2,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B - AGM Insured
4 .000 05/01/56 1,679,564
1,000,000 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University,
Series 2022B
5 .000 05/01/57 979,744
2,500,000 Northampton County General Purpose Authority, Pennsylvania,
Hospital Revenue Bonds, Saint Luke's University Health Network
Project, Series 2024A-1 - AGM Insured
5 .000 08/15/49 2,548,451
2,750,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2020A
4 .000 04/15/50 2,365,456
1,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2026A
5 .250 12/15/51 1,023,715
1,000,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, University of Pittsburgh Medical Center, Series
2026A
5 .000 12/15/56 990,469
900,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, Thomas Jefferson University, Series 2024B-1
4 .250 11/01/51 798,725
1,560,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Refunding
Series 2026A
5 .000 08/15/38 1,695,427
2,030,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Refunding
Series 2026A
5 .000 08/15/39 2,180,676
520,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Refunding
Series 2026A
5 .000 08/15/40 553,454
2,310,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2019
4 .000 08/15/49 2,009,549
2,000,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University of Pennsylvania Health System, Series 2025
5 .000 08/15/55 2,011,697
2,285,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Hospital Revenue Bonds, The Children's Hospital of Philadelphia,
Series 2024A
5 .500 07/01/53 2,409,611
555,000 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health
System Obligated Group, Series of 2017
5 .000 07/01/30 559,499
895,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B
5 .000 07/01/45 895,840
1,205,000 Southcentral Pennsylvania General Authority, Revenue Bonds,
Wellspan Health Obligated Group, Refunding Series 2023A
5 .000 06/01/34 1,331,895
1,500,000 Union County Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Evangelical Community Hospital Project, Series 2018B
5 .000 08/01/48 1,449,168

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 700,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Excela Health Project, Series
2020A
4 .000% 07/01/37 $ 650,343
TOTAL HEALTH CARE 61,285,021
HOUSING/MULTIFAMILY - 0.3%
1,000,000 (b) Erie County, Industrial Development Authority, Pennsylvania,
Essential Housing Revenue Bonds, Senior-CFC-Erie I LLC Erie
Apartments, Series 2024A
6 .750 09/01/61 963,549
100,000 Pennsylvania Higher Educational Facilities Authority, Revenue
Bonds, University Properties Inc. Student Housing Project at East
Stroudsburg University of Pennsylvania, Series 2016A
5 .000 07/01/35 95,193
149,000 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes
Germantown - Morrisville Project, Series 2005A
5 .625 07/01/35 149,193
TOTAL HOUSING/MULTIFAMILY 1,207,935
HOUSING/SINGLE FAMILY - 11.6%
3,600,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-120
3 .200 04/01/40 3,029,601
2,820,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2016-121
3 .200 10/01/41 2,334,439
1,520,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-123B
3 .450 10/01/32 1,498,554
3,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-124B
3 .500 10/01/37 2,753,407
180,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2017-125B
3 .700 10/01/47 153,235
5,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-129
3 .150 10/01/39 4,264,435
4,025,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2019-130A
3 .000 10/01/46 3,088,954
1,405,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .350 10/01/40 1,051,938
5,255,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2020-133
2 .500 10/01/45 3,890,262
1,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Series 2021-136
2 .550 10/01/51 854,505
5,320,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
1 .850 04/01/36 4,233,537
1,930,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-134A
2 .100 10/01/43 1,310,955
3,040,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .250 10/01/41 2,272,077
3,435,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .375 10/01/46 2,392,637
3,925,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-135A
2 .500 10/01/50 2,626,997
2,250,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2021-137
2 .600 04/01/46 1,627,688
1,665,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2022-138A
3 .000 04/01/42 1,349,423
2,000,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2023-142A
4 .900 10/01/46 1,981,317
135,000 Pennsylvania Housing Finance Agency, Single Family Mortgage
Revenue Bonds, Social Series 2024-144A
4 .600 10/01/49 128,374
TOTAL HOUSING/SINGLE FAMILY 40,842,335

Portfolio of Investments August 31, 2026
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
INDUSTRIALS - 1.6%
$ 250,000 (a),(b),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-1
10 .000% 12/01/40 $ 25
250,000 (a),(b),(e) Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, KDC Agribusiness Fairless Hills
LLC Project, Series 2020A-2, (AMT)
10 .000 12/01/40 25
2,525,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, National Gypsum Company,
Refunding Series 2014, (AMT)
5 .500 11/01/44 2,492,098
3,000,000 (c) Pennsylvania Economic Development Financing Authority, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Project,
Series 2011, (AMT), (Mandatory Put 7/01/27)
4 .250 07/01/41 3,023,481
TOTAL INDUSTRIALS 5,515,629
LONG-TERM CARE - 8.8%
2,035,000 Adams County General Authority, Pennsylvania, Revenue Bonds,
The Brethren Home Community Project, Series 2024A
5 .000 06/01/54 1,937,332
1,510,000 Berks County Industrial Development Authority, Pennsylvania,
Healthcare Facilities Revenue Bonds, Highlands at Wyomissing,
Series 2017A
5 .000 05/15/42 1,503,390
90,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2015A
5 .000 12/01/35 80,024
860,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2019
5 .000 12/01/51 643,575
3,440,000 Chester County Health and Education Facilities Authority,
Pennsylvania, Revenue Bonds, Simpson Senior Services Project,
Series 2021A
4 .000 12/01/44 2,347,354
3,490,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Asbury Pennsylvania Obligated Group,  Refunding Series
2019
5 .000 01/01/45 3,335,673
500,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
4 .000 01/01/33 496,429
760,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2015
5 .000 01/01/38 760,260
1,000,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/29 1,000,911
910,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
5 .000 01/01/30 910,710
135,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/36 124,155
1,430,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2016
3 .250 01/01/39 1,228,794
285,000 Cumberland County Municipal Authority, Pennsylvania, Revenue
Bonds, Diakon Lutheran Social Ministries Project, Series 2019A
4 .125 01/01/38 276,952
635,000 East Hempfield Township Industrial Development Authority,
Pennsylvania, Revenue Bonds, Willow Valley Communities
Project, Refunding Series 2016
5 .000 12/01/39 635,042
710,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/45 646,150
245,000 Lancaster County Hospital Authority, Pennsylvania, Health Center
Revenue Bonds, Saint Anne's Retirement Community, Inc., Series
2020
5 .000 03/01/50 213,023
1,000,000 Lancaster County Hospital Authority, Pennsylvania, Revenue
Bonds, Landis Homes Retirement Community Project, Refunding
Series 2015A
5 .000 07/01/45 985,134
2,000,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds Meadowood Senior Living Project
Series 2018A
5 .000 12/01/48 1,939,708
2,750,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2016
5 .000 11/15/36 2,755,612

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 500,000 Montgomery County Industrial Development Authority,
Pennsylvania, Revenue Bonds, ACTS Retirement-Life
Communities, Inc. Obligated Group, Series 2023A
5 .250% 11/15/53 $ 501,919
1,100,000 Northampton County Industrial Development Authority,
Pennsylvania, Revenue Bonds, Morningstar Senior Living, Inc.,
Series 2019
5 .000 11/01/49 994,564
1,800,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/41 1,667,238
500,000 Pennsylvania Economic Development Finance Authority Revenue
Bonds Presbyterian Senior Living Project, Series 2021
4 .000 07/01/46 437,877
1,000,000 Pennsylvania Economic Development Finance Authority,
Revenue Bonds, Presbyterian Senior Living Project, Series
2023B-2
5 .000 07/01/42 1,012,680
2,655,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/41 2,229,400
3,345,000 Westmoreland County Industrial Development Authority,
Pennsylvania, Retirement Community Revenue Bonds, Redstone
Presbyterian SeniorCare Obligated Group, Refunding Bonds,
Series 2021
4 .000 05/15/47 2,557,292
TOTAL LONG-TERM CARE 31,221,198
TAX OBLIGATION/GENERAL - 19.3%
1,500,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Refunding Series 2026C-83
5 .000 11/01/41 1,607,976
1,080,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/41 1,128,900
1,355,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/42 1,412,350
1,795,000 Allegheny County, Pennsylvania, General Obligation Bonds,
Series 2024C-80
5 .000 12/01/49 1,830,848
495,000 Allentown City School District, Lehigh County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019C - BAM
Insured
4 .000 02/01/36 490,365
1,000,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/43 1,044,503
1,695,000 Bethel Park School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2024
5 .000 08/01/44 1,763,111
2,000,000 Carlisle Area School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2026
5 .000 09/01/51 2,044,023
400,000 Central Dauphin School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2026
5 .000 05/15/36 433,831
4,000,000 (f) Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/35 2,677,505
1,950,000 (f) Coatesville Area School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2020A - BAM Insured
0 .000 10/01/37 1,152,392
1,000,000 Delaware County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000 08/01/48 1,028,192
200,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/36 215,788
200,000 Ephrata Area School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Notes Series 2026B
5 .000 03/01/38 211,978
855,000 Fayette County, Pennsylvania, General Obligation Bonds, Notes
Series 2021A - AGM Insured
2 .000 11/15/43 514,615
1,635,000 (f) Girard School District, Erie County, Pennsylvania, General
Obligation Bonds, Series 1999B - FGIC Insured
0 .000 11/15/28 1,509,910
1,250,000 Hatboro-Horsham School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2023A
5 .250 09/15/51 1,290,079
900,000 Haverford Township School District, Delaware County,
Pennsylvania, General Obligation Bonds, Series 2025
5 .000 03/15/43 928,393
2,000,000 (g) Hempfield School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2026
5 .000 04/15/51 2,022,848

Portfolio of Investments August 31, 2026
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 1,000,000 Lancaster County, Pennsylvania, General Obligation Bonds,
Series 2024
5 .000% 11/01/36 $ 1,061,364
615,000 Lancaster, Pennsylvania, General Obligation Bonds, Series 2016
- AGM Insured
5 .000 11/01/27 615,966
1,000,000 Littlestown Area School District, Adams County, Pennsylvania,
General Obligation Bonds, Series 2023A - BAM Insured
5 .000 10/01/50 1,011,170
1,000,000 Marple Newtown School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 2026A
5 .000 06/01/46 1,046,582
1,500,000 Middletown Area School District, Dauphin County, Pennsylvania,
General Obligation Bonds, Series 2023 - BAM Insured
5 .000 03/01/38 1,525,100
600,000 Muhlenberg School District, Berks County, Pennsylvania, General
Obligation Bonds, Series 2025
5 .000 05/15/50 608,608
860,000 Norristown Area School District, Montgomery County,
Pennsylvania, General Obligation Bonds, Series 2026
5 .000 10/01/44 889,367
525,000 North Penn School District, Montgomery and Bucks Counties,
Pennsylvania, General Obligation Bonds, Series 2026
5 .000 03/01/46 544,647
1,150,000 Northampton Area School District, Northampton County,
Pennsylvania, General Obligation Bonds, Series 2026 - BAM
Insured
4 .000 04/01/41 1,111,269
690,000 Northampton County, Pennsylvania, General Obligation Bonds,
Series 2025
5 .000 10/01/36 744,802
2,500,000 Parkland School District, Lehigh County, Pennsylvania, General
Obligation Bonds, Series 2026
5 .250 02/01/51 2,563,759
1,500,000 Penn Manor School District, Lancaster County, Pennsylvania,
General Obligation Bonds, Series 2026B
5 .000 03/01/40 1,580,404
10,000,000 Pennsylvania State, General Obligation Bonds, First Series 2023 4 .000 09/01/40 9,730,848
1,000,000 Pennsylvania State, General Obligation Bonds, First Series 2026 5 .000 04/01/43 1,055,752
1,500,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Green Series 2023B
5 .000 09/01/48 1,528,538
2,785,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2007A - NPFG Insured
5 .000 06/01/34 3,078,279
1,570,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Series 2026A
5 .500 09/01/51 1,668,155
2,000,000 Philadelphia School District, Pennsylvania, General Obligation
Bonds, Tax & Revenue Anticipation Notes Series 2026-27B
5 .000 06/30/27 2,033,607
5,160,000 Philadelphia, Pennsylvania, General Obligation Bonds, Series
2025A
5 .250 08/01/43 5,527,484
1,000,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital
Improvement Series 2025
4 .250 09/01/44 972,107
315,000 Rose Tree Media School District, Delaware County, Pennsylvania,
General Obligation Bonds, Series 2025
5 .000 04/01/33 347,942
1,000,000 Souderton Area School District, Pennsylvania, General Obligation
Bonds, Series 2026 - BAM Insured
4 .000 09/01/40 973,082
1,000,000 Souderton Area School District, Pennsylvania, General Obligation
Bonds, Series 2026 - BAM Insured
4 .000 09/01/41 970,429
30,000 The Redevelopment Authority of the City of Scranton,
Lackawanna county, Pennsylvania, Guaranteed Lease Revenue
Bonds, Series 2016A
5 .000 11/15/28 30,028
1,600,000 Washington County, Pennsylvania, General Obligation Bonds,
Series 2024
4 .000 09/01/35 1,597,687
1,010,000 West Allegheny School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Series 2021B
2 .000 09/01/26 1,010,000
900,000 West Mifflin Area School District, Allegheny County, Pennsylvania,
General Obligation Bonds, Limited Tax Series 2019 - BAM
Insured
3 .000 04/01/34 846,944
TOTAL TAX OBLIGATION/GENERAL 67,981,527

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED - 5.3%
$ 100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, 615 Waterfront
Project, Senior Series 2021
6 .000% 05/01/42 $ 104,118
100,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Series 2018
5 .000 05/01/33 101,921
890,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center Project,
Subordinate Series 2022
5 .250 05/01/42 909,709
505,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, City Center
Refunding Project, Series 2017
5 .000 05/01/42 505,301
1,000,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts
Project, Series 2023
6 .250 05/01/42 1,007,597
250,000 (b) Allentown Neighborhood Improvement Zone Development
Authority, Pennsylvania, Tax Revenue Bonds, Waterfront-30 E
Allen Street Project, Senior Series 2024A
5 .250 05/01/42 253,959
100,000 (b) Chester County Industrial Development Authority, Pennsylvania,
Special Obligation Bonds, Woodlands at Greystone Project,
Series 2018
5 .000 03/01/38 100,162
2,685,000 Commonwealth Financing Authority, Pennsylvania, State
Appropriation Lease Bonds, Master Settlement, Series 2018
4 .000 06/01/39 2,531,670
1,000,000 Delaware County Vocational-Technical School Authority,
Pennsylvania, Lease Revenue Bonds, Intermediate Unit Project,
Series 2025 - BAM Insured
5 .500 11/01/50 1,049,131
1,500,000 (d) Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .750 12/01/37 1,503,858
1,000,000 (d) Pennsylvania Turnpike Commission, Motor License Fund-
Enhanced Turnpike Special Revenue Bonds, Subordinate Series
2014A
4 .900 12/01/44 1,001,917
1,000,000 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue
Bonds, Senior Series 2018A
5 .250 12/01/44 1,024,506
4,000,000 Pennsylvania Turnpike Commission, Registration Fee Revenue
Bonds, Refunding Series 2025
5 .000 07/15/38 4,340,957
400,000 Philadelphia Authority for Industrial Development, Pennsylvania,
City Service Agreement Revenue Bonds, Rebuild Project Series
2025A
5 .000 12/01/36 438,694
1,000,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 970,485
355,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 335,204
2,000,000 Southeastern Pennsylvania Transportation Authority, Revenue
Bonds, Asset Improvement Series 2022
5 .250 06/01/52 2,055,857
530,000 Washington County Redevelopment Authority, Pennsylvania,
Tanger Outlet Victory Center Tax Increment Bonds, Series 2018
5 .000 07/01/35 534,881
TOTAL TAX OBLIGATION/LIMITED 18,769,927
TRANSPORTATION - 9.2%
4,675,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/51 4,617,046
2,030,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2021A,
(AMT)
5 .000 01/01/56 1,998,729
4,000,000 Allegheny County Airport Authority, Pennsylvania, Airport
Revenue Bonds, Pittsburgh International Airport, Series 2025A,
(AMT)
5 .500 01/01/50 4,148,790
1,000,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
5 .000 07/01/47 1,004,466
1,395,000 Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2026A
5 .250 07/01/47 1,494,414
1,315,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Refunding Series 2025
5 .000 01/01/36 1,462,102

Portfolio of Investments August 31, 2026
(continued)
Pennsylvania

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,945,000 Delaware River Port Authority, New Jersey and Pennsylvania,
Revenue Bonds, Series 2018A
5 .000% 01/01/37 $ 2,013,930
4,375,000 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Capital Appreciation Series 2009E
6 .375 12/01/38 4,526,844
665,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
4 .250 12/01/44 653,710
3,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2023A
5 .000 12/01/48 3,056,341
1,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024A
5 .000 12/01/42 1,049,412
1,615,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2024C
5 .250 12/01/54 1,657,630
2,000,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Series 2025B
5 .250 12/01/45 2,138,810
1,625,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/35 1,767,653
1,000,000 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding
Series 2025B, (AMT)
5 .000 07/01/39 1,045,864
TOTAL TRANSPORTATION 32,635,741
U.S. GUARANTEED - 1.1% (h)
730,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2016, (Pre-refunded 10/15/26)
5 .000 10/15/34 732,000
480,000 Allegheny County Higher Education Building Authority,
Pennsylvania, Revenue Bonds, Robert Morris University, Series
2017, (Pre-refunded 10/15/27)
5 .000 10/15/37 492,244
155,000 Doylestown Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Series 2019A, (Pre-refunded 7/01/29)
5 .000 07/01/49 163,098
50,000 (a),(b) Philadelphia Authority for Industrial Development, Pennsylvania,
Revenue Bonds, University of the Arts, Series 2017, (Pre-refunded
3/15/28)
5 .000 03/15/45 51,730
2,445,000 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2016B, (Pre-
refunded 1/01/27)
5 .000 07/01/45 2,463,651
TOTAL U.S. GUARANTEED 3,902,723
UTILITIES - 13.2%
2,170,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2018
5 .000 06/01/43 2,205,093
935,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2022
5 .000 06/01/53 946,159
1,000,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
5 .000 12/01/42 1,044,559
1,470,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2024
4 .000 12/01/44 1,396,118
1,875,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/45 1,956,009
2,805,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer
Revenue Bonds, Series 2025
5 .000 12/01/50 2,864,420
50,000 (c) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 51,402
1,000,000 Bucks County Water and Sewer Authority, Pennsylvania, Sewer
System Revenue Bonds, Series 2022A - AGM Insured
5 .250 12/01/47 1,041,377
605,000 Bucks County Water and Sewer Authority, Pennsylvania, Water
System Revenue Bonds, Series 2021 - AGM Insured
2 .250 12/01/44 377,304
1,250,000 Clairton Municipal Authority, Allegheny County, Pennsylvania,
Sewer Revenue Bonds, Refunding Series 2024B
4 .375 12/01/42 1,191,288
430,000 Delaware County Regional Water Quality Control Authority,
Pennsylvania, Sewer Revenue Bonds, Series 2015
5 .000 05/01/40 430,549
1,260,000 Erie Sewer Authority, Erie County, Pennsylvania, Sewer Revenue
Bonds, Series 2025 - BAM Insured
5 .000 12/01/42 1,295,279

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,325,000 (c) Luzerne County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Pennsylvania-American Water Company Project,
Refunding Series 2019, (AMT), (Mandatory Put 12/03/29)
2 .450% 12/01/39 $ 1,250,482
1,765,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019A, (AMT)
3 .000 10/01/36 1,567,176
3,635,000 Pennsylvania Economic Development Financing Authority,
Exempt Facilities Revenue Bonds, York Water Company Project,
Refunding Series 2019B, (AMT)
3 .100 11/01/38 3,060,848
10,450,000 Pennsylvania Economic Development Financing Authority,
Revenue Bonds, Pennsylvania-American Water Company,
Refunding Series 2019
3 .000 04/01/39 8,738,831
1,000,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Fifteenth Series 2017
5 .000 08/01/37 1,009,782
1,250,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998
General Ordinance, Refunding Eighteenth Series 2026
5 .000 10/01/41 1,323,744
1,765,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2018A
5 .000 10/01/43 1,793,606
1,500,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2019B
5 .000 11/01/54 1,508,844
1,000,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2022C
5 .000 06/01/38 1,058,123
2,210,000 Philadelphia, Pennsylvania, Water and Wastewater Revenue
Bonds, Series 2024C
5 .000 09/01/40 2,357,343
1,510,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2023A - AGM
Insured
5 .000 09/01/42 1,579,166
1,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2025A
5 .250 09/01/50 1,046,806
750,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2026A
5 .000 09/01/37 827,569
2,000,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2026A
5 .000 09/01/52 2,022,201
2,500,000 Pittsburgh Water and Sewer Authority, Pennsylvania, Water and
Sewer System Revenue Bonds, First Lien Series 2026A
5 .000 09/01/56 2,519,313
TOTAL UTILITIES 46,463,391
TOTAL MUNICIPAL BONDS
(Cost $366,813,119) 342,522,661
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
X 6
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%
X –
CAPITAL GOODS - 0.0%
$ 64,338 (a),(e) KDC Agribusiness Fairless Hills LLC 12 .000 09/17/26 $ 6
TOTAL CAPITAL GOODS 6
TOTAL VARIABLE RATE SENIOR LOAN INTERESTS
(Cost $64,338) 6
TOTAL LONG-TERM INVESTMENTS
(Cost $366,877,457) 342,522,667

Portfolio of Investments August 31, 2026
(continued)
Pennsylvania

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
SHORT-TERM INVESTMENTS -  0.9%
X 3,000,000
MUNICIPAL BONDS - 0.9%
X –
TAX OBLIGATION/GENERAL - 0.9%
$ 3,000,000 (i) Delaware Valley Regional Finance Authority, Pennsylvania, Local
Government Revenue Bonds, Series 2025B
2 .440% 12/01/60 $ 3,000,000
TOTAL TAX OBLIGATION/GENERAL 3,000,000
TOTAL MUNICIPAL BONDS
(Cost $3,000,000) 3,000,000
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,000,000) 3,000,000
TOTAL INVESTMENTS - 97.9%
(Cost $369,877,457) 345,522,667
OTHER ASSETS & LIABILITIES, NET - 2.1% 7,448,101
NET ASSETS - 100% $ 352,970,768
AMT Alternative Minimum Tax
(a) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $4,480,300 or 1.3% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(e) For fair value measurement disclosure purposes, investment classified as Level 3.
(f) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(g) When-issued or delayed delivery security.
(h) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(i) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment. The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

Pennsylvania
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 342,522,611 $ 50 $ 342,522,661
Variable Rate Senior Loan Interests – – 6 6
Short-Term Investments:
Municipal Bonds – 3,000,000 – 3,000,000
$ – $ 345,522,611 $ 56 $ 345,522,667
Assets at Fair Value:
Receivable for sale of Vistra Vision interest $ – $ 5,456,305 $ – $ 5,456,305
$ – $ 5,456,305 $ – $ 5,456,305

Portfolio of Investments August 31, 2026
Virginia
(Unaudited)
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM INVESTMENTS - 98.9%
X 552,018,544
MUNICIPAL BONDS - 98.9%
X –
CONSUMER DISCRETIONARY - 0.5%
$ 2,825,000 Virgin Islands Hotel Development Financing Corporation, Hotel
Revenue Bonds Frenchmana's Reef Hotel Acquisition Project,
Senior Lien Series 2025A-1
6 .000% 12/01/55 $ 2,734,718
TOTAL CONSUMER DISCRETIONARY 2,734,718
CONSUMER STAPLES - 1.6%
230,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .250 06/01/32 225,240
600,000 Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
5 .625 06/01/47 543,429
6,155,000 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1
5 .000 06/01/47 4,934,219
4,055,000 (a) Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset-Backed Bonds, Series 2007B2
5 .200 06/01/46 3,246,583
TOTAL CONSUMER STAPLES 8,949,471
EDUCATION AND CIVIC ORGANIZATIONS - 9.2%
1,685,000 Alexandria Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Episcopal High School,
Series 2017
4 .000 01/01/40 1,632,437
1,455,000 Industrial Development Authority of the City of Lexington,
Virginia, Washington and Lee University, Educational Facility
Revenue Bonds, Refunding Series 2018A
5 .000 01/01/48 1,463,878
1,500,000 Loudoun County Industrial Development Authority, Virginia,
Multi-Modal Revenue Bonds, Howard Hughes Medical Institute,
Series 2022A
4 .000 10/01/52 1,349,549
2,000,000 Madison County Industrial Development Authority, Virginia,
Educational Facilities Revenue Bonds, Woodberry Forest School,
Series 2021
3 .000 10/01/50 1,393,489
500,000 Montgomery County Economic Development Authority, Virginia,
Revenue Bonds, Virginia Tech Foundation, Refunding Series
2017A
4 .000 06/01/37 497,458
750,000 Roanoke Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Lynchburg College, Series 2018A
5 .000 09/01/43 708,603
600,000 Salem Economic Development Authority, Virginia, Educational
Facilities Revenue Bonds, Roanoke College, Series 2025
6 .000 04/01/50 624,070
2,500,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Green Series 2015A-2
5 .000 04/01/45 2,499,971
8,855,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/39 8,930,096
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017A
5 .000 04/01/47 5,025,174
3,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017B
4 .000 04/01/40 2,910,172
5,000,000 The Rector and Visitors of the University of Virginia, General
Pledge Revenue Bonds, Refunding Series 2017B
5 .000 04/01/46 5,030,942
1,790,000 Virginia College Building Authority Educational Facility, Revenue
Bonds, University of Richmond Refunding Series 2024
5 .000 03/01/49 1,850,778
1,000,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Green Series
2015B
5 .000 07/01/45 758,112
3,000,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/35 2,526,707
4,465,000 (b) Virginia College Building Authority, Educational Facilities
Revenue Bonds, Marymount University Project, Refunding Series
2015A
5 .000 07/01/45 3,384,968
1,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Regent University Project, Series 2025
6 .000 06/01/50 1,034,346
1,575,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, Washington and Lee University, Series 1998 -
NPFG Insured
5 .250 01/01/31 1,662,016

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
EDUCATION AND CIVIC ORGANIZATIONS (continued)
$ 3,000,000 Virginia College Building Authority, Educational Facility Revenue
Bonds, University of Richmond, Refunding Series 2024
5 .000% 03/01/54 $ 3,073,625
175,000 Virginia Commonwealth University, General Pledge Revenue
Bonds, Refunding Series 2018A
5 .000 11/01/38 179,739
1,000,000 Virginia Commonwealth University, General Pledge Revenue
Bonds, Refunding Series 2026
5 .000 05/01/36 1,118,535
3,500,000 Virginia Polytechnic Institute and State University, General
Revenue Pledge Bonds, Refunding Series 2026
5 .000 06/01/56 3,569,767
TOTAL EDUCATION AND CIVIC ORGANIZATIONS 51,224,432
HEALTH CARE - 19.1%
1,200,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/31 1,277,025
1,050,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
5 .000 07/01/32 1,111,668
1,195,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/38 1,174,793
1,075,000 Arlington County Industrial Development Authority, Virginia,
Hospital Facility Revenue Bonds, Virginia Hospital Center, Series
2020
4 .000 07/01/45 989,385
1,465,000 (c) Arlington County Industrial Development Authority, Virginia,
Hospital Revenue Bonds, Virginia Hospital Center, Series 2023A,
(Mandatory Put 7/01/31)
5 .000 07/01/53 1,547,194
1,920,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-1
4 .000 08/01/44 1,735,917
3,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Refunding
Series 2022
4 .000 05/15/44 2,778,375
4,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2018A
4 .000 05/15/48 3,591,535
6,000,000 Fairfax County Industrial Development Authority, Virginia,
Healthcare Revenue Bonds, Inova Health System, Series 2024
5 .000 05/15/51 6,091,497
3,000,000 Front Royal and Warren County Industrial Development
Authority, Virginia, Hospital Revenue Bonds, Valley Health System
Obligated Group, Series 2018
4 .000 01/01/50 2,605,338
4,270,000 Henrico County Economic Development Authority, Virginia,
Health Facilities Revenue Bonds, Bon Secours Mercy Health,
Series 2025A-VA
5 .000 11/01/48 4,308,944
3,500,000 (b) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2015A
5 .330 07/01/45 3,394,370
7,500,000 (b) Industrial Development Authority of the City of Newport News,
Virginia, Health System Revenue Bonds, Riverside Health System,
Series 2017A
5 .000 07/01/46 7,131,507
1,000,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023 - AGM Insured
5 .250 07/01/43 1,049,855
2,000,000 Isle Economic Development Authority, Wight County, Virginia,
Health System Revenue Bonds, Riverside Health System Series
2023
5 .250 07/01/53 2,031,973
4,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2017A
5 .000 01/01/47 3,999,542
4,050,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021
4 .000 01/01/47 3,493,056
3,000,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Refunding
Series 2021 - BAM Insured
3 .000 01/01/51 2,114,490
2,925,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Series 2026A
5 .500 01/01/51 3,050,034

Portfolio of Investments August 31, 2026
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HEALTH CARE (continued)
$ 4,475,000 Lynchburg Economic Development Authority, Virginia, Hospital
Revenue Bonds, Centra Health Obligated Group, Series 2026A
5 .500% 01/01/56 $ 4,608,768
5,250,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
5 .000 07/01/47 5,548,532
6,000,000 Roanoke Economic Development Authority, Virginia, Hospital
Revenue Bonds, Carilion Clinic Obligated Group, Series 2020A
4 .000 07/01/51 5,319,075
1,000,000 Rockingham County Economic Development Authority, Virginia,
Health Care Facilities Revenue Bonds, Sentara RMH Medical
Center, Refunding Series 2021A
3 .000 11/01/46 752,166
3,200,000 Virginia Commonwealth University Health System Authority,
General Revenue Bonds, Series 2017B
5 .000 07/01/46 3,217,335
8,500,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2020A
4 .000 12/01/49 7,418,642
5,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/41 5,179,201
2,415,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Bon Secours Mercy Health, Inc., Series 2022A
5 .000 10/01/42 2,487,502
4,980,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding Series
2025A-1
5 .250 06/15/50 5,106,447
8,080,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Mary Washington Healthcare, Refunding Series
2025A-1
5 .250 06/15/55 8,206,862
4,000,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/38 3,915,286
1,150,000 Virginia Small Business Finance Authority, Healthcare Facilities
Revenue Bonds, Sentara Healthcare, Refunding Series 2020
4 .000 11/01/39 1,106,736
500,000 Winchester Economic Development Authority, Virginia, Revenue
Bonds, Valley Health System Obligated Group Series 2024A
5 .000 01/01/42 517,176
TOTAL HEALTH CARE 106,860,226
HOUSING/MULTIFAMILY - 6.4%
2,000,000 (c) Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, Dominion Square North
Project, Series 2023, (Mandatory Put 1/01/28)
5 .000 01/01/45 2,031,662
1,095,000 (b) Richmond Redevelopment and Housing Authority, Virginia, Multi-
Family Housing Revenue Bonds, American Tobacco Apartments,
Series 2017
5 .550 01/01/37 1,061,584
1,510,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .500 03/01/35 1,462,863
1,790,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015A
3 .625 03/01/39 1,652,945
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015C
4 .000 08/01/45 925,699
2,585,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2015E
3 .750 12/01/40 2,393,613
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2016B
3 .350 05/01/36 1,418,014
1,710,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2017A
3 .875 03/01/47 1,491,070
3,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2019A
3 .600 09/01/39 2,743,476
1,250,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020E
2 .300 07/01/40 937,060
1,745,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2020G
2 .200 09/01/40 1,287,971
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021B
2 .400 03/01/46 1,408,124
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2021K
2 .375 12/01/41 1,457,680
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2022F
5 .000 10/01/52 1,001,750
1,895,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2023E
5 .250 10/01/63 1,910,472

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
HOUSING/MULTIFAMILY (continued)
$ 1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024A
4 .450% 09/01/44 $ 972,539
2,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024D
4 .500 08/01/54 1,871,689
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2024D
4 .625 08/01/60 934,168
1,500,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025A
4 .600 09/01/50 1,445,351
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025C
5 .200 07/01/62 1,006,874
1,000,000 Virginia Housing Development Authority, Rental Housing Bonds,
Series 2025F
4 .625 12/01/56 950,532
3,750,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
5 .250 07/01/53 3,859,785
1,500,000 Williamsburg Economic Development Authority, Virginia, Student
Housing Revenue Bonds, Provident Group - Williamsburg
Properties LLC - William and Mary Project Series 2023A - AGM
Insured
4 .375 07/01/63 1,387,486
TOTAL HOUSING/MULTIFAMILY 35,612,407
HOUSING/SINGLE FAMILY - 2.1%
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-4
4 .450 07/01/45 961,260
1,650,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-I
4 .600 10/01/54 1,570,902
850,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2023E-II
4 .400 10/01/44 823,149
1,150,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024D
4 .500 07/01/45 1,120,692
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-1
4 .950 07/01/45 1,008,113
2,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-2
5 .000 07/01/45 2,014,314
500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2024F-3
4 .950 07/01/45 504,611
1,000,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2025G
4 .700 07/01/51 980,456
2,500,000 Virginia Housing Development Authority, Commonwealth
Mortgage Bonds, Series 2026J-1
4 .950 07/01/51 2,509,327
TOTAL HOUSING/SINGLE FAMILY 11,492,824
INDUSTRIALS - 0.4%
2,050,000 Amelia County Industrial Development Authority, Virginia, Solid
Waste Disposal Revenue Bonds, Waste Management Inc., Series
2002, (AMT)
1 .450 04/01/27 2,017,151
TOTAL INDUSTRIALS 2,017,151
LONG-TERM CARE - 5.4%
2,800,000 Albemarle County, Virginia, Residential Care Facility Revenue
Bonds Westminster-Canterbury of the Blue Ridge Refunding
Series 2022A
4 .000 06/01/49 2,508,106
625,000 Chesterfield County  Health Center Commission, Virginia,
Residential Care Facility First Revenue Bonds, Lucy Corr Village,
Series 2026
6 .000 07/01/48 643,239
1,650,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/31 1,668,374
1,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Refunding Series 2020
4 .000 10/01/50 830,365
2,000,000 Henrico County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster Canterbury
of Richmond, Series 2022A
5 .000 10/01/52 1,951,936

Portfolio of Investments August 31, 2026
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
LONG-TERM CARE (continued)
$ 1,000,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Refunding Series 2021A
4 .000% 12/01/50 $ 801,927
250,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Williamsburg Landing
Inc., Series 2024A
6 .875 12/01/58 270,473
610,000 James City County Economic Development Authority, Virginia,
Residential Care Facility Revenue Bonds, WindsorMeade, Series
2021A
4 .000 06/01/41 529,018
1,615,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/42 1,476,088
1,000,000 Lexington Industrial Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Kendal at Lexington Retirement
Community Inc., Refunding Series 2022. Forward Delivery
4 .000 01/01/48 860,437
2,680,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .000 01/01/49 2,491,033
2,695,000 Norfolk Redevelopment and Housing Authority, Virginia, Fort
Norfolk Retirement Community, Inc., Harbor's Edge Project,
Series 2019A
5 .250 01/01/54 2,550,279
2,500,000 Norfolk Redevelopment and Housing Authority, Virginia,
Revenue Bonds, Fort Norfolk Retirement Community, Inc. -
Harbor's Edge Project, Refunding Series 2014
5 .000 01/01/46 2,393,471
1,000,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/37 1,000,001
1,500,000 Prince William County Industrial Development Authority, Virginia,
Residential Care Facility Revenue Bonds, Westminster at Lake
Ridge, Refunding Series 2016
5 .000 01/01/46 1,401,819
2,110,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/26 2,110,000
500,000 Suffolk Economic Development Authority, Virginia, Retirement
Facilities First Mortgage Revenue Bonds, Lake Prince Center, Inc./
United Church Homes and Services Obligated Group, Refunding
Series 2016
5 .000 09/01/31 499,979
2,245,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Refunding Series 2018
4 .000 09/01/48 1,813,839
570,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/53 620,070
1,000,000 Virginia Beach Development Authority, Virginia, Residential Care
Facility Revenue Bonds, Westminster Canterbury on Chesapeake
Bay, Series 2023A
7 .000 09/01/59 1,082,575
770,000 Virginia Small Business Financing Authority, Virginia, Residential
Care Facility Revenue Bonds, Lifespire of Virginia, Refunding
Series 2026A
5 .250 12/01/56 771,063
2,000,000 Virginia Small Business Financing Authority, Virginia, Residential
Care Facility Revenue Bonds, Lifespire, Refunding Series 2024A
5 .500 12/01/54 2,041,830
TOTAL LONG-TERM CARE 30,315,922
TAX OBLIGATION/GENERAL - 4.8%
5,000,000 Arlington County, Virginia, General Obligation Bonds, Public
Improvement Series 2023
5 .000 06/15/38 5,362,833
3,500,000 Newport News, Virginia, General Obligation Bonds, General
Improvement Series 2026A
5 .000 08/01/42 3,731,331
6,715,000 (d) Patterson Joint Unified School District, Stanislaus County,
California, General Obligation Bonds, 2008 Election Series
2009B - AGM Insured
0 .000 08/01/45 2,879,358
2,919,572 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
5 .625 07/01/29 3,067,664

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/GENERAL (continued)
$ 4,500,000 (d) Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
0 .000% 07/01/33 $ 3,288,525
1,000,000 Puerto Rico, General Obligation Bonds, Restructured Series
2022A-1
4 .000 07/01/33 996,524
3,000,000 Richmond, Virginia, General Obligation Bonds, Public
Improvement Series 2024C
4 .000 03/01/57 2,658,707
2,000,000 Virginia Public School Authority, Special Obligation School
Financing Bonds, Stafford County Series 2026
5 .000 08/01/45 2,128,534
2,710,000 Virginia State, General Obligation Bonds, Series 2020A 4 .000 06/01/30 2,829,336
TOTAL TAX OBLIGATION/GENERAL 26,942,812
TAX OBLIGATION/LIMITED - 18.5%
1,485,000 Arlington County Industrial Development Authority, Virginia,
Revenue Bonds, Refunding County Projects, Series 2017
5 .000 02/15/34 1,508,658
1,495,000 (b) Cherry Hill Community Development Authority, Virginia, Special
Assesment Bonds, Potomac Shores Project, Series 2015
5 .400 03/01/45 1,496,132
2,500,000 (b) Cherry Hill Community Development Authority, Virginia, Special
Assessment Bonds, Potomac Shores Project, Subordinate Series
2022
6 .800 03/01/52 2,853,427
2,000,000 Chesterfield County Economic Development Authority, Virginia,
Revenue Bonds, County Mobility Projects, Series 2024
4 .000 04/01/50 1,787,971
1,500,000 (b) Cutalong II Community Development Authority, Louisa County,
Virginia, Special Assessment Revenue Bonds, Cutalong II Project,
Series 2022
4 .500 03/01/55 1,257,806
705,000 (b) Farms of New Kent Community Development Authority, Virginia,
Special Assessment Bonds, Refunding Series 2021A
3 .750 03/01/36 678,436
750,000 Government of Guam, Business Privilege Tax Bonds, Refunding
Series 2025G
5 .250 01/01/38 803,705
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/30 1,001,713
1,000,000 Guam Government, Limited Obligation Section 30 Revenue
Bonds, Series 2016A
5 .000 12/01/34 1,000,995
3,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .000 07/01/50 3,043,462
2,000,000 Hampton Roads Transportation Accountability Commision,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2020A
5 .250 07/01/60 2,036,544
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A
5 .000 07/01/48 3,024,981
3,000,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2022A
4 .000 07/01/52 2,681,018
2,405,000 Hampton Roads Transportation Accountability Commission,
Virginia, Revenue Bonds, Hampton Roads Transportation Fund,
Senior Lien Series 2024A
5 .250 07/01/59 2,482,517
3,000,000 (d) Harris County-Houston Sports Authority, Texas, Revenue Bonds,
Capital Appreciation Refunding Senior Lien Series 2014A - AGM
Insured
0 .000 11/15/51 777,610
3,365,000 (b) Lower Magnolia Green Community Development Authority,
Virginia, Special Assessment Bonds, Series 2015
5 .000 03/01/45 3,286,038
765,000 Matching Fund Special Purpose Securitization Corporation,
Virgin Islands, Revenue Bonds, Series 2022A
5 .000 10/01/32 804,274
2,500,000 Northern Virginia Transportation Commission, Transportation
District Special Obligation Revenue Bonds, Transforming Rail In
Virginia Program, Green Series 2022
5 .000 06/01/47 2,569,960
170,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
4 .500 09/01/28 171,048
1,300,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/37 1,304,519
2,785,000 (b) Peninsula Town Center Community Development Authority,
Virginia, Special Obligation Bonds, Refunding Series 2018
5 .000 09/01/45 2,741,155

Portfolio of Investments August 31, 2026
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 3,000,000 (b) Powhatan County Economic Development Authority, Virginia,
Grant Revenue Bonds, Chesterfield Hotel Project, Senior Series
2025A
6 .125% 09/01/60 $ 2,950,993
31,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/27 30,178
317,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/29 288,915
210,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/31 179,307
432,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/33 342,170
1,500,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/46 539,924
2,350,000 (d) Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
0 .000 07/01/51 615,895
2,500,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
4 .750 07/01/53 2,365,709
10,855,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Restructured 2018A-1
5 .000 07/01/58 10,534,616
2,180,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .329 07/01/40 2,133,826
61,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .536 07/01/53 55,997
31,000 Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue
Bonds, Taxable Restructured Cofina Project Series 2019A-2
4 .784 07/01/58 29,272
1,000,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2006 - FGIC Insured
5 .000 10/01/28 1,003,049
1,000,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Refunding Series 2014C
5 .000 10/01/30 1,002,935
2,240,000 (b) Virgin Islands Public Finance Authority, Gross Receipts Taxes
Loan Note, Working Capital Series 2014A - AGM Insured
5 .000 10/01/34 2,261,743
2,000,000 (b) Virgin Islands Public Finance Authority, Revenue Bonds,
Frenchman's Reef Hotel Development Hotel Occupancy Series
2024A
6 .000 04/01/53 1,977,215
800,000 Virgin Islands Transportation & Infrastructure Corporation, Virgin
Islands, Grant Anticipation Revenue Bonds, Federal Highway
Grant Anticipation Revenue Loan Note, Series 2025
5 .000 09/01/43 829,091
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century Collage & Equipment Programs,
Series 2023A
5 .000 02/01/41 2,099,095
2,000,000 Virginia College Building Authority, Educational Facilities
Revenue Bonds, 21st Century College & Equipment Programs,
Series 2024A
4 .000 02/01/44 1,843,549
1,645,000 Virginia Commonwealth Transportation Board, Federal
Transportation Grant Anticipation Revenue Notes, Refunding
Series 2026
5 .000 09/15/41 1,767,373
415,000 Virginia Gateway Community Development Authority, Prince
William County, Virginia, Special Assessment Refunding Bonds,
Series 2012
5 .000 03/01/30 415,546
4,000,000 Virginia Port Authority, Commonwealth Port Fund Revenue
Bonds, Series 2023A
5 .250 07/01/48 4,175,551
1,250,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
5 .000 08/01/31 1,319,396
2,500,000 Virginia Public Building Authority, Public Facilities Revenue
Bonds, Series 2019B, (AMT)
4 .000 08/01/35 2,485,553
1,500,000 Virginia Public Building Authority, Virginia, Public Facilities
Revenue Bonds, Series 2024A
5 .000 08/01/39 1,615,718
2,500,000 Virginia Public School Authority, School Financing Bonds, 1997
Resolution, Series 2022B
5 .000 08/01/52 2,537,565
25,000 Virginia Resources Authority, Infrastructure Revenue Bonds,
Pooled Financing Program, Series 2012A
5 .000 11/01/42 25,023
1,000,000 Virginia Resources Authority, State Moral Obligation Revenue
Bonds, Pooled Financing Program, Series 2024A
4 .250 11/01/49 951,278

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TAX OBLIGATION/LIMITED (continued)
$ 1,005,000 Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia 921
Meyer Hotel Project, Senior Series 2026A-1
7 .000% 12/01/49 $ 980,434
1,315,000 (b) Virginia Small Business Financing Authority, Tourism
Development Financing Program Revenue Bonds, Virginia Beach
Oceanfront South Hotel Project, Senior Series 2020A-1
8 .000 10/01/43 1,264,194
1,000,000 Virginia Transportation Board, Transportation Revenue Bonds,
Capital Projects, Series 2017
4 .000 05/15/42 938,904
2,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Green Series 2021A
4 .000 07/15/43 1,894,553
2,000,000 Washington Metropolitan Area Transit Authority, Dedicated
Revenue Bonds, Second Lien Series 2025A
5 .250 07/15/50 2,060,862
2,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Second Lien Series 2025A
5 .250 07/15/55 2,042,846
2,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Dedicated Revenue Bonds, Second Lien Series 2025A
5 .000 07/15/60 2,012,512
1,000,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Green Series 2024A
5 .000 07/15/56 1,005,673
7,530,000 Washington Metropolitan Area Transit Authority, Second Lien
Dedicated Revenue Bonds, Sustainability- Climate Transition,
Series 2024A
5 .250 07/15/59 7,669,770
TOTAL TAX OBLIGATION/LIMITED 103,558,199
TRANSPORTATION - 22.8%
350,000 Capital Region Airport Commission, Virginia, Airport Revenue
Bonds, Refunding Series 2016A
4 .000 07/01/36 349,321
3,580,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016 - AGM Insured
5 .000 07/01/41 3,580,532
5,830,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/46 5,710,196
2,000,000 Chesapeake Bay Bridge and Tunnel District, Virginia, General
Resolution Revenue Bonds, First Tier Series 2016
5 .000 07/01/51 1,917,822
3,000,000 (a) Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .750 07/15/32 3,075,231
1,055,000 (a) Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B
4 .875 07/15/40 1,066,812
1,755,000 (a) Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Capital Appreciation Series 2012B - AGM
Insured
4 .875 07/15/40 1,778,476
2,695,000 Chesapeake, Virginia, Transportation System Senior Toll Road
Revenue Bonds, Refunding Series 2024 - AGM Insured
4 .000 07/15/47 2,511,981
1,610,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/49 1,368,106
2,500,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
4 .000 10/01/53 2,121,088
2,000,000 Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital Improvement
Projects, Refunding Second Senior Lien Series 2022A - AGM
Insured
4 .000 10/01/52 1,707,634
4,200,000 (d) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/26 4,190,048
5,850,000 (d) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/34 4,298,830
13,000,000 (d) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B - AGC Insured
0 .000 10/01/36 8,597,364
3,300,000 (a) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail Capital Appreciation,
Second Senior Lien Series 2010B
6 .500 10/01/44 3,440,555

Portfolio of Investments August 31, 2026
(continued)
Virginia

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 1,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Forward Delivery Refunding Series 2020A,
(AMT)
5 .000% 10/01/32 $ 1,058,673
4,100,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2016A, (AMT)
5 .000 10/01/35 4,103,509
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2017, (AMT)
5 .000 10/01/42 3,013,153
3,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/31 3,105,203
3,345,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/37 3,420,500
2,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2018A, (AMT)
5 .000 10/01/48 1,984,579
4,000,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2019A, (AMT)
5 .000 10/01/38 4,095,677
1,450,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/42 1,507,507
2,985,000 Metropolitan Washington D.C. Airports Authority, Airport System
Revenue Bonds, Refunding Series 2023A, (AMT)
5 .250 10/01/48 3,044,283
595,000 New York Transportation Development Corporation, New York,
Special Facility Revenue Bonds, American Airlines, Inc. John F
Kennedy International Airport Project, Refunding Series 2016,
(AMT)
5 .000 08/01/31 594,046
1,000,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/37 1,032,197
2,740,000 Norfolk Airport Authority, Virginia, Airport Revenue Bonds, Series
2019
5 .000 07/01/43 2,785,805
1,875,000 Norfolk Airport Authority, Virginia, Senior Customer Facility
Charge Revenue Bonds, Consolidated Rental Car Facility, Series
2026B - BAM Insured, (AMT)
5 .500 07/01/56 1,932,093
2,000,000 Virginia Port Authority, Port Facilities Revenue Bonds, Series 2025 5 .000 07/01/44 2,093,107
5,825,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/49 5,694,108
3,750,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/52 3,638,381
3,975,000 Virginia Small Business Financing Authority, Private Activity
Revenue Bonds, Transform 66 P3 Project, Senior Lien Series
2017, (AMT)
5 .000 12/31/56 3,835,629
1,265,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/34 1,322,112
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/35 1,038,343
3,200,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 01/01/37 3,300,171
1,640,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 07/01/37 1,687,886
2,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
4 .000 01/01/42 1,822,187
3,500,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/47 3,493,687
5,250,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/52 5,014,147
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds, 95
Express Lanes LLC Project, Refunding Senior Lien Series 2022,
(AMT)
5 .000 12/31/57 943,927

PRINCIPAL DESCRIPTION RATE MATURITY VALUE
TRANSPORTATION (continued)
$ 2,365,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000% 01/01/33 $ 2,360,293
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/38 947,336
2,500,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
4 .000 01/01/39 2,328,885
5,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 3,876,957
1,000,000 Virginia Small Business Financing Authority, Revenue Bonds,
Elizabeth River Crossing OPCO, LLC Project, Refunding Senior
Lien Series 2022, (AMT)
3 .000 01/01/41 789,228
400,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2017B
5 .000 07/01/37 404,048
5,000,000 Washington Metropolitan Area Transit Authority, District of
Columbia, Gross Revenue Bonds, Series 2018
5 .000 07/01/43 5,038,822
TOTAL TRANSPORTATION 127,020,475
U.S. GUARANTEED - 2.4% (e)
1,000,000 Fairfax County Economic Development Authority, Virginia,
County Facilities Revenue Bonds, Refunding Series 2017B, (Pre-
refunded 10/01/27)
5 .000 10/01/34 1,026,268
1,400,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/40 1,437,685
2,100,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/42 2,156,527
1,770,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Subordinate Series 2018A, (Pre-refunded 10/01/27)
5 .000 10/01/43 1,817,645
1,760,000 Hampton Roads Transportation Accountability Commission,
Virginia, Hampton Roads Transportation Fund Revenue Bonds,
Senior Lien Series 2018A, (Pre-refunded 1/01/28)
5 .500 07/01/57 1,828,915
5,250,000 (a) Metropolitan Washington Airports Authority, Virginia, Dulles Toll
Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, (Pre-refunded
10/01/26) - AGC Insured
6 .500 10/01/41 5,266,898
TOTAL U.S. GUARANTEED 13,533,938
UTILITIES - 5.7%
770,000 Alexandria Sanitation Authority, Virginia, Wastewater Revenue
Bonds, Alexrenew Green Series 2024
5 .000 07/15/54 790,391
4,300,000 (c) Beaver County Industrial Development Authority, Pennsylvania,
Pollution Control Revenue Bonds, FirstEnergy Generation Project,
Refunding Series 2006A, (Mandatory Put 7/01/33)
4 .750 01/01/35 4,420,610
2,250,000 Hampton Roads Sanitation District, Virginia, Wastewater Revenue
Bonds, Series 2024B
5 .000 07/01/49 2,314,698
3,765,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2021
4 .000 01/01/33 3,906,154
1,000,000 Loudoun County Sanitation Authority, Virginia, Water and Sewer
System Revenue Bonds, Refunding Series 2024
3 .000 01/01/42 814,663
1,000,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2017 5 .000 11/01/42 1,011,749
3,000,000 Norfolk, Virginia, Water Revenue Bonds, Refunding Series 2024 5 .000 11/01/44 3,178,224
1,000,000 Prince William County Service Authority, Virginia, Water and
Sewer System Revenue Bonds, Refunding Series 2025
5 .000 07/15/42 1,070,102
1,290,000 Prince William County Service Authority, Virginia, Water and
Sewer System Revenue Bonds, Refunding Series 2025
5 .000 07/15/45 1,364,236
4,500,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2020A
5 .000 07/01/47 4,522,947
2,000,000 (b) Puerto Rico Aqueduct and Sewerage Authority, Revenue Bonds,
Refunding Senior Lien Series 2021B
4 .000 07/01/42 1,879,460
1,000,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2023C
5 .000 01/15/47 1,034,256

Portfolio of Investments August 31, 2026
(continued)
Virginia

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments, and the fair value of certain other assets and liabilities, when applica-
ble, as of the end of the reporting period, based on the inputs used to value them:
PRINCIPAL DESCRIPTION RATE MATURITY VALUE
UTILITIES (continued)
$ 1,500,000 Richmond, Virginia, Public Utility Revenue Bonds, Refunding
Series 2026B
5 .000% 01/15/54 $ 1,529,588
3,600,000 (b),(c) Virginia Small Business Financing Authority, Solid Waste Disposal
Revenue Bonds, Covanta Project, Series 2018, (AMT), (Mandatory
Put 7/01/38)
5 .000 01/01/48 3,490,792
430,000 (c) Wise County Industrial Development Authority, Virginia, Solid
Waste and Sewage Disposal Revenue Bonds, Virginia Electric
and Power Company, Series 2009A, (Mandatory Put 10/01/30)
3 .125 10/01/40 428,099
TOTAL UTILITIES 31,755,969
TOTAL MUNICIPAL BONDS
(Cost $561,228,646) 552,018,544
TOTAL LONG-TERM INVESTMENTS
(Cost $561,228,646) 552,018,544
OTHER ASSETS & LIABILITIES, NET - 1.1% 6,212,634
NET ASSETS - 100% $ 558,231,178
AMT Alternative Minimum Tax
(a) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding.
The rate shown is the coupon as of the end of the fiscal period.
(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
As of the end of the fiscal period, the aggregate value of these securities is $51,396,088 or 9.3% of Total Investments.
(c) Floating or variable rate security includes the reference rate and spread, when applicable.  For mortgage-backed or asset-backed securities the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
(d) Zero coupon bond: Security does not pay a regular interest coupon to its holders during the life of the obligation or for an initial period after the issuance of the obligation. Income to the holder of the bond is earned from accretion of discount, the difference between the original purchase price of the bond at issuance and the par value of the bond at maturity.
(e) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
Virginia
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 552,018,544 $ – $ 552,018,544
$ – $ 552,018,544 $ – $ 552,018,544